Dear Shareholder:

The current expansion continues, but at a slowing pace. Inflation remains subdued and although we believe that the problems of Asia and Latin America may spill onto our shores, we believe the damage will be manageable. The Federal Reserve already cut interest rates three times, and while it may be some time before the next interest rate cut, monetary policy will likely continue to be relatively easy. Within the equity portfolios, we continue to focus on the durability of earnings, and expect that companies that deliver on earnings expectations will be very good investments. Within the fixed-income portfolios, we are moving toward adding some credit risk exposure and reducing our average maturities.

WINTHROP SMALL COMPANY VALUE FUND

The Class A shares of the Winthrop Small Company Value Fund returned -11.20% for the fiscal year ended October 31, 1998, versus -11.84% for the Russell 2000 Index. In this difficult investing environment, we made a concerted effort to limit the amount of capital gains the Fund distributed for 1998. By the end of August, gains realized earlier in the year had left the Fund with approximately $2.00 per share of realized gains. However, by the end of the fiscal year, we had reduced the gain to less than $0.02 per share.

The small-cap market suffered through an abysmal period in early October, with the Russell 2000 down almost 30% during the period before a spectacular rally that has left the benchmark down less than 8% for the calendar year. The rally was fueled mostly by a dramatic rebound in technology shares--in many cases, the same issues that were decimated by global economic concerns. The Fund made opportunistic investments in selected technology issues, including Artesyn Technologies, Technitrol, Electro Scientific, Jabil Circuit and Teradyne. The latter three have each more than doubled in just a few months.

Of late, the Fund has been increasing exposure to the "beaten up" energy area. Warm weather and reduced economic demand have driven oil and gas prices to low levels which we believe will lead to increased merger and acquisition activity in the sector. Many of the energy-related stocks are selling at depressed valuations and look attractive to us on a long-term basis. Generally, we believe small-cap stocks, which are trading at their lowest relative valuation to larger companies in 20 years, represent a compelling investment opportunity.

WINTHROP GROWTH AND INCOME FUND

For the quarter and year ended October 31, 1998, the Winthrop Growth and Income Fund Class A shares returned -0.13% and +19.14%, respectively, versus a return of -1.57% and +22.00% for the S&P 500. This performance is in line with our goal of outperforming in periods of market weakness and participating--but usually not leading--during market advances.

During the year, performance benefited from large holdings in Federal Home Loan Mortgage Corporation and Merck, but was hurt by exposure to the energy sector, which was affected by collapsing oil prices.

Although the stock market currently appears fully priced, we believe that good buying opportunities can be found in some stocks. One such stock is CalEnergy, which trades at 13 times next year's projected earnings and should be able to grow earnings at 12% annually. This leading independent power producer is positioned to benefit from electric utility deregulation and represents an opportunity to buy into a good management team with solid business prospects at a very reasonable price. This is the type of investment opportunity we seek.

WINTHROP GROWTH FUND

For the fiscal year ended October 31, 1998, the Winthrop Growth Fund's Class A shares returned +21.00% versus a +22.0% return for the S&P 500. Investments in the telecommunications, food and drug retailing, pharmaceutical, hospital supply, and technology sectors were among the Fund's best performers. Among the Fund's more successful pharmaceutical holdings were Schering-Plough, Amgen, and Merck. In the technology group, IBM, Microsoft, and Cisco Systems performed especially well.

WINTHROP FIXED INCOME FUND

Returns for the Winthrop Fixed Income Fund's Class A shares tracked those of the Lehman Government Corporate Intermediate Index for the fiscal year ended October 31, 1998: +8.46% vs. +9.10%, respectively. More than 40% of the Fund's fiscal-year return was realized in the fourth quarter of 1997 when U.S. government securities, a heavily weighted sector within the Fund, rallied strongly.

During the fiscal year, the Fund has maintained a longer-than-average duration vs. the benchmark Lehman Index. That strategy worked to the Fund's advantage as interest rates fell 100-150 basis points across the government yield curve. The Fund also pursued a strategy of underweighting the non-government sectors of the market through most of the year, since, in our view, risk premiums afforded non-government securities did not adequately reflect our concerns about a potentially less robust economic environment. While this underweighting dragged down performance in the early part of the year, it paid off handsomely during the year's final fiscal quarter, as interest rates fell dramatically and investors sought the safety and liquidity of government securities.

WINTHROP MUNICIPAL TRUST FUND

The Winthrop Municipal Trust Fund's Class A shares concluded fiscal 1998 by returning +6.28% vs. +6.81% for the Lipper Intermediate Municipal Index. The longer average maturity of the Fund during the fixed-income market crisis of the early fall contributed to our relative underperformance, but should stand us in good stead going forward with a more accommodating Federal Reserve monetary policy.

The municipal market had a difficult market environment during the final fiscal quarter of 1998. Due to the global liquidity crisis, U.S. Treasuries became the investment vehicle of choice, and other fixed-income investments dramatically underperformed this asset class. Municipals traded at their widest levels to U.S. Treasuries by any historical measurement. Additionally, supply continued to hit the marketplace in an unabated manner, low interest rates and continued voter-approved bond projects kept the public finance underwriters busy and the market flooded with product.

Thank you for your investment in the Winthrop Mutual Funds. The Officers and Trustees would like to wish you a happy and prosperous New Year.

Sincerely,

/s/ G. Moffett Cochran

G. Moffett Cochran
President                                                        December, 1998

FOCUS FUND HIGHLIGHTS (unaudited)

Winthrop Growth Fund

Portfolio Changes for the Six Months Ended October 31, 1998

Major Purchases                               Major Sales
Associates First Capital Corp.                Baxter International, Inc.(2)
Bank One Corp.(1)                             Firstar Corp.(2)
Bard (C.R.), Inc.(1)                          First Data Corp.(2)
Dayton Hudson Corp.                           PepsiCo, Inc.(2)
Omnicom Group, Inc.(1)                        Steel Dynamics, Inc.(2)
Schlumberger, Ltd.(1)                         Weatherford International, Inc.(2)
Sprint Corp.(1)
Texaco, Inc.
Whitman Corp.(1)
(1) New Holdings                              (2) Deletions


Ten Largest Holdings October 31, 1998
                                                                   Percent
                                                     Value         of Fund
                                                 ------------     --------
Freddie Mac ..................................   $  4,646,000         4.0%
MCI Worldcom, Inc. ...........................      4,420,000         3.9
Microsoft Corp. ..............................      4,235,000         3.7
Procter & Gamble Co. .........................      4,141,575         3.6
Schering-Plough Corp. ........................      3,909,250         3.4
American International Group, Inc. ...........      3,644,437         3.2
Exxon Corp. ..................................      3,562,500         3.1
Dayton Hudson Corp. ..........................      3,517,125         3.1
Tyco International, Ltd. .....................      3,344,625         2.9
Pitney Bowes, Inc. ...........................      3,083,500         2.7
                                                -------------        ----
                                                  $38,504,012        33.6%
                                                =============        ====


Investment Results For the Periods Ended October 31, 1998

[THE FOLLOWING TABLE REPRESENTS A LINE GRAPH IN THE PRINTED MATERIALS.]

Winthrop Growth Fund - Cl. A.

            Without Load     With Load         S&P 500
            ------------     ---------         -------

10/88         10000            9525             10000
10/89         12172            11594            12693
10/90         10827            10313            11693
10/91         14043            13376            15612
10/92         14968            14000            17165
10/93         16808            16010            19729
10/94         17505            16674            20490
10/95         19643            18710            25906
10/96         23634            22512            32152
10/97         29893            28473            42479
10/98         36170            34452            51824





                         Comparison of Change in Value
                             of $10,000 Investment


                                        Average Annual Total Return
                                       ----------------------------
                                           Winthrop
                                          Growth Fund
                                       -----------------
                                        Without    With
                                         Load      Load     S&P 500
                                       --------    -----   --------
Class A:
             1 year ..................   21.00%    15.25%    22.00%
             5 years .................   16.56     15.44     21.31
             10 years ................   13.72     13.17     17.88
Class B:
             1 year ..................   20.20     16.20     22.00
             From inception 2/96 .....   19.41     18.86     24.30


The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains, but the returns calculated above have been computed after deduction of all fund expenses including advisory fees. Class A returns shown above are computed with and without the imposition of the maximum 4.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC.

The S&P 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees and other expenses.

FOCUS FUND HIGHLIGHTS (unaudited)

Winthrop Growth and Income Fund

Portfolio Changes for the Six Months Ended October 31, 1998

Major Purchases                            Major Sales
Bank One Corp.(1)                          Dupont (E.I.) de Nemours & Co.(2)
CalEnergy Co., Inc.(1)                     First Data Corp.(2)
First Chicago (1)                          Gillette Co.(2)
Gateway 2000, Inc.(1)                      RJR Nabisco Holdings Corp.
Helmerich & Payne, Inc.                    Schering-Plough Corp.(2)
Merck & Co., Inc.                          Union Pacific Resources Group (2)
Monsanto Co.(1)                            Vodafone Group ADRs (2)
Newell Co.(1)                              Walgreen Co.
Schlumberger, Ltd.(1)                      Western Atlas, Inc.(2)
Washington Mutual, Inc.(1)                 Wells Fargo & Co.(2)
(1) New Holdings                           (2) Deletions


Ten Largest Holdings October 31, 1998
                                                                    Percent
                                                      Value         of Fund
                                                  ------------     --------
Freddie Mac ..................................     $ 8,050,000         4.1%
Merck & Co., Inc. ............................       5,910,425         3.0
Philip Morris Cos., Inc. .....................       5,879,375         3.0
American International Group, Inc. ...........       5,639,288         2.8
Tyco International, Ltd. .....................       5,524,825         2.8
Burlington Northern Santa Fe .................       5,511,188         2.8
U.S. Bancorp .................................       5,336,154         2.7
IMS Health, Inc. .............................       5,147,100         2.6
Sysco Corp. ..................................       4,902,625         2.5
Newell Co. ...................................       4,809,200         2.4
                                                 -------------        ----
                                                  $56,710,180         28.7%
                                                 =============        ====


Investment Results For the Periods Ended October 31, 1998

[THE FOLLOWING TABLE REPRESENTS A LINE GRAPH IN THE PRINTED MATERIALS.]



Winthrop Growth and Income Fund - Cl. A.

                   Without Load  With Load  S&P 500
                   ------------  ---------  -------

10/88                  10000        9525     10000
10/89                  12156       11579     12693
10/90                  11209       10677     11693
10/91                  14218       13543     15612
10/92                  15234       14511     17165
10/93                  17814       16968     19729
10/94                  18630       17745     20490
10/95                  21630       20603     25906
10/96                  26517       25258     32152
10/97                  34612       32969     42479
10/98                  41238       39279     51824

                         Comparison of Change in Value
                             of $10,000 Investment


                                       Average Annual Total Return
                                       ----------------------------
                                           Winthrop
                                          Growth and
                                          Income Fund
                                       -----------------
                                        Without    With
                                         Load      Load     S&P 500
                                       --------    -----   --------
Class A:
             1 year ..................   19.14%    13.48%    22.00%
             5 years .................   18.28     17.13     21.31
             10 years ................   15.22     14.66     17.88
Class B:
             1 year ..................   18.29     14.29     22.00
             From inception 2/96 .....   20.61     20.06     24.30

The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains, but the returns calculated above have been computed after deduction of all fund expenses including advisory fees. Class A returns shown above are computed with and without the imposition of the maximum 4.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC.

The S&P 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees and other expenses.

FOCUS FUND HIGHLIGHTS (unaudited)

Winthrop Small Company Value Fund

Portfolio Changes for the Six Months Ended October 31, 1998

Major Purchases                             Major Sales
AMETEK, Inc.                                Amcast Industrial Corp.(2)
Arrow International, Inc.(1)                Cardinal Health, Inc.(2)
CalEnergy Co., Inc.(1)                      The Colonial BancGroup, Inc.(2)
CCB Financial Corp.(1)                      Department 56, Inc.(2)
Cullen/Frost Bankers, Inc.(1)               Donaldson, Inc.(2)
Electro Scientific Industries, Inc.(1)      Flowers Industries, Inc.(2)
Invacare Corp.(1)                           Mark IV Industries, Inc.(2)
People's Bank(1)                            Merry Land & Investment Co., Inc.(2)
Teradyne, Inc.(1)                           Sundstrand Corp.(2)
Varco International, Inc.(1)                Unifi, Inc.(2)
(1) New Holdings                            (2) Deletions


Ten Largest Holdings October 31, 1998
                                                                 Percent
                                                   Value         of Fund
                                               ------------     --------
Teleflex, Inc. .............................    $ 6,615,563         2.6%
FirstMerit Corp. ...........................      5,830,000         2.3
Carlisle Companies, Inc. ...................      5,283,900         2.0
Protective Life Corp. ......................      5,270,287         2.0
Ruddick Corp. ..............................      5,106,231         2.0
HSB Group, Inc. ............................      5,044,856         1.9
Myers Industries, Inc. .....................      4,776,576         1.8
National Fuel Gas Co. ......................      4,706,100         1.8
Universal Foods Corp. ......................      4,701,850         1.8
Applied Power, Inc. Cl. A ..................      4,641,525         1.8
                                              -------------        ----
                                                $51,976,888        20.0%
                                              =============        ====


Investment Results For the Periods Ended October 31, 1998

[THE FOLLOWING TABLE REPRESENTS A LINE GRAPH IN THE PRINTED MATERIALS.]

Winthrop Small Company Value Fund - Cl. A.


                Without Load      With Load       Russell 2000
                ------------      ---------       ------------

10/88             10000            9525              10000
10/89             11611           11060              11556
10/90              9394            8947               8402
10/91             14237           13561              13324
10/92             17178           16362              14589
10/93             21530           20508              19315
10/94             22537           21466              19255
10/95             25039           23849              22785
10/96             28495           27141              26570
10/97             37750           35957              34363
10/98             33522           31929              30294


                         Comparison of Change in Value
                             of $10,000 Investment


                                       Average Annual Total Return
                                      ----------------------------
                                          Winthrop
                                       Small Company
                                         Value Fund
                                      -----------------
                                       Without    With     Russell
                                        Load      Load      2000
                                      --------    -----    -----
Class A:
            1 year ..................  -11.20%   -15.42%   -11.84%
            5 years .................    9.26      8.20      9.42
            10 years ................   12.86     12.31     11.72
Class B:
            1 year ..................  -11.98    -15.50    -11.84
            From inception 2/96 .....    7.69      7.03      7.25


The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains, but the returns calculated above have been computed after deduction of all fund expenses including advisory fees. Class A returns shown above are computed with and without the imposition of the maximum 4.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC.

The Russell 2000 Index is an unmanaged index and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The Index does not take into account charges, fees and other expenses.

FOCUS FUND HIGHLIGHTS (unaudited)

Winthrop Fixed Income Fund

Portfolio Changes for the Six Months Ended October 31, 1998

Major Purchases                                  Major Sales
Federal Home Loan Bank(1)                        Commercial Credit Co.(2)
 5.470%, 08/17/00                                 8.250%, 11/01/01
Federal Home Loan Bank(1)                        Federal Home Loan Bank(2)
 5.125%, 09/15/03                                 7.440%, 08/10/01
Federal Home Loan Mortgage Corp.(1)              United States Treasury Bonds(2)
 5.605%, 03/12/99                                 7.250%, 05/15/16
United States Treasury Notes(1)                  United States Treasury Notes(2)
 6.125%, 12/31/01                                 6.250%, 08/31/02
United States Treasury Notes(1)                  United States Treasury Notes(2)
 6.250%, 02/28/02                                 5.750%, 04/30/03

(1) New Holdings                                 (2) Deletions


Portfolio Characteristics October 31, 1998*

30 Day Yield, Class A:  4.13%         Average Years to Maturity:  5.1 years
30 Day Yield, Class B:  3.65%         Average Coupon:             6.85%+
Average Rating:         AA            Average Duration:           3.6 years

* Weighted Averages
+ Exclusive of Commercial Paper


Investment Results For the Periods Ended October 31, 1998

[THE FOLLOWING TABLE REPRESENTS A LINE GRAPH IN THE PRINTED MATERIALS.]


Winthrop Fixed Income Fund - Cl. A.


                                               Lehman Bros.
                                               Gov't/Corp
            Without Load    With Load       Intermediate Index
            ------------    ---------       ------------------

10/88         10000             9525            10000
10/89         11142            10612            11054
10/90         11937            11370            11871
10/91         13599            12953            13508
10/92         15009            14296            14859
10/93         16778            15981            16335
10/94         16044            15282            16020
10/95         18006            17191            18026
10/96         18787            17937            19075
10/97         20073            19164            20503
10/98         21771            20737            22369



                         Comparison of Change in Value
                             of $10,000 Investment

                                      Average Annual Total Return
                                    ------------------------------
                                     Winthrop Fixed
                                       Income Fund   Lehman Bros.
                                    ---------------  Gov't. Corp.
                                      Without  With  Intermediate
                                       Load    Load   Bond Index
                                    --------  -----  -------------
Class A:
            1 year .................  8.46%    3.31%     9.10%
            5 years ................  5.35     4.33      6.49
            10 years ...............  8.09     7.57      8.39
Class B:
            1 year .................  7.71     3.71      9.10
            From inception 2/96 ....  5.99     5.31      7.60


The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Class A returns shown above are computed with and without the imposition of the maximum 4.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC.

The Lehman Brothers Government/Corporate Intermediate Bond Index is comprised of securities in the Lehman Brothers Government/Corporate Bond Index that have maturities of 5-10 years. The Lehman Brothers Government/Corporate Bond Index includes the Lehman Brothers Government Bond Index and the Lehman Brothers Corporate Bond Index.

FOCUS FUND HIGHLIGHTS (unaudited)

Winthrop Municipal Trust Fund

Portfolio Changes for the Six Months Ended October 31, 1998

Major Purchases                                    Major Sales
Houston, Texas Public Improvement                  California State(2)
 Refunding Ser. A (1)                               6.500%, 09/01/10
 5.000%, 03/01/05                                  Chattanooga-Hamilton County Hospital
Plano, Texas Independent School District(1)         Authority(2)
 6.000%, 02/15/05                                   3.650%, 10/01/17
Port Authority NY & NJ Consolidated --113th(1)      Frederick County, Maryland(2)
 3.900%, 12/01/00                                   5.200%, 07/01/03
Texas State Refunding Ser. B(1)                    Massachusetts State Refunding Ser. B(2)
 5.000%, 10/01/01                                   5.500%, 11/01/07
Wisconsin State Clean Water Refunding Ser. 2(1)    Metropolitan Water District South(2)
 5.000%, 06/01/03                                   5.500%, 07/01/10

(1) New Holdings                                   (2) Deletions


Portfolio Characteristics October 31, 1998*

30 Day Yield, Class A:   2.92%             Average Years to Maturity:  6.8 years
30 Day Yield, Class B:   2.37%             Average Coupon:             5.65%
Average Rating:          AA                Average Duration:           5.0 years

* Weighted Averages


Investment Results For the Periods Ended October 31, 1998

[THE FOLLOWING TABLE REPRESENTS A LINE GRAPH IN THE PRINTED MATERIALS.]


Winthrop Municipal Trust Fund - Cl. A.

                                                   Lipper Intermediate
                    Without Load   With Load       Municipal Fund Index
                    ------------   ---------       --------------------

7/93                   10000        9525                10000
10/93                  10183        9699                10309
10/94                   9952        9479                10060
10/95                  10953       10433                11160
10/96                  11373       10832                11639
10/97                  12211       11631                12403
10/98                  12982       12365                13248


                         Comparison of Change in Value
                             of $10,000 Investment


                                         Average Annual Total Return
                                        ----------------------------
                                        Winthrop Municipal
                                           Trust Fund        Lipper
                                        ----------------- Intermediate
                                         Without    With    Municipal
                                          Load      Load   Fund Index
                                        --------    ----- ------------
Class A:
              1 year ...................   6.28%     1.23%     6.81%
              5 years ..................   4.97      3.95      5.23
              From Inception ...........   5.08      4.12      5.48
Class B:
              1 year ...................   5.54      1.54      6.81
              From inception 2/96 ......   5.06      4.37      5.67


The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Class A returns shown above are computed with and without the imposition of the maximum 4.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC.

The Lipper Intermediate Municipal Fund Index is an equally weighted performance index of the 30 largest funds in the Lipper Analytical grouping of intermediate municipal debt funds, adjusted for capital gains and income dividends.

Winthrop Focus Funds--Statement of Investments October 31, 1998
-------------------------------------------------------------------------------
Winthrop Growth Fund

COMMON STOCKS--97.2%

BASIC MATERIALS--3.0%                        Shares     Value
                                             ------  ----------

Chemicals-1.5%
Praxair, Inc. .............................  41,400  $1,666,350
  Industrial gases/special coatings                  ----------

Paper Products-1.5%
Avery Dennison Corp. ......................  43,000   1,781,813
  Adhesives, labels, office products                 ----------
                                                      3,448,163
                                                     ----------
CAPITAL GOODS--8.7%

Aerospace & Defense-3.3%
General Dynamics Corp. ....................  37,000   2,189,938
  Builds & designs nuclear submarines
Raytheon Co. Cl. B ........................  26,000   1,509,625
  Defense & commercial electronics:                  ----------
  construction
                                                      3,699,563
                                                     ----------
Building & Construction-2.9%
Tyco International, Ltd. ..................  54,000   3,344,625
  Fire protection systems: cable: solar              ----------

Electrical Equipment-1.2%
Emerson Electric Co. ......................  20,400   1,346,400
  Manufacturer of electric/electronic                ----------
  products

Machinery-1.3%
Deere & Co. ...............................  42,900   1,517,588
  Largest manufacturer of farm equipment:            ----------
  construction machinery
                                                      9,908,176
                                                     ----------
CONSUMER CYCLICAL--10.0%

Auto Related-1.4%
Federal-Mogul Corp.* ......................  20,000   1,083,750
  Manufacturer of bearings:
  transmission products
Lear Seating Corp.* .......................  17,000     546,125
  Automobile and light truck seating systems         ----------
                                                      1,629,875
                                                     ----------
Leisure Related-2.4%
Disney (Walt) Co. .........................  75,900   2,044,556
  Diversified international entertainment
  company
Hasbro, Inc. ..............................  18,500     648,656
  Manufacturer of toys & games                       ----------
                                                      2,693,212
                                                     ----------
Printing & Publishing-0.8%
Hollinger International, Inc. .............  70,000     910,000
  Newspaper publishing                               ----------

Retail-General-5.0%
CVS Corp. .................................  49,200   2,247,825
  Retail: health stores, drugs
Dayton Hudson Corp. .......................  83,000   3,517,125
  Department stores                                  ----------
                                                      5,764,950
                                                     ----------
Waste Disposal-0.4%
Waste Management, Inc. ....................  10,105     455,988
  Municipal, commercial, industrial and              ----------
  residential waste management services
                                                     11,454,025
                                                     ----------

CONSUMER STAPLES--26.1%

Beverage & Tobacco-4.2%
Nabisco Holdings Corp. ....................  35,000   1,321,250
  Manufactures food products
Philip Morris Cos., Inc. ..................  37,500   1,917,188
  Tobacco, brewing, soft drinks
Whitman Corp. .............................  72,000   1,543,500
  Produces/distributes Pepsi-Cola & other            ----------
  non-alcoholic beverages
                                                      4,781,938
                                                     ----------
Drugs-9.7%
American Home Products Corp. ..............  40,000   1,950,000
  Drugs, food, household/ware
Amgen, Inc. ...............................  39,000   3,063,937
  Research/development of biotech products
  & pharmaceuticals
Merck & Co., Inc. .........................  16,500   2,231,625
  Human & animal pharmaceuticals
Schering-Plough Corp. .....................  38,000   3,909,250
  Pharmaceutical/consumer products                   ----------
                                                     11,154,812
                                                     ----------
Hospital Supplies & Services-3.5%
Bard (C.R.), Inc. .........................  33,000   1,408,688
  Hospital, surgical specialties
Becton Dickinson & Co.* ...................  48,000   2,022,000
  Healthcare products
Columbia HCA Healthcare Corp. .............  25,000     525,000
  Healthcare facilities/services                     ----------
                                                      3,955,688
                                                     ----------
Retail-Food-4.3%
Safeway, Inc.* ............................  24,000   1,147,500
  Food supermarket chain
Sara Lee Corp. ............................  28,000   1,671,250
  Processed foods: consumer products
Sysco Corp.* ..............................  80,000   2,155,000
  Food distributor & service systems                 ----------
                                                      4,973,750
                                                     ----------
Soaps & Toiletries-4.4%
Colgate-Palmolive Co. .....................  10,200     901,425
  Household and personal care
Procter & Gamble Co. ......................  46,600   4,141,575
  Household, personal care, food products            ----------
                                                      5,043,000
                                                     ----------

                                                     29,909,188
                                                     ----------

ENERGY--7.2%

Oil-Domestic-3.1%
Schlumberger, Ltd. ........................  15,000     787,500
  Oilfield services
Texaco, Inc. ..............................  36,000   2,135,250
  Explore, produce, transport, refine
  and market crude oil, natural gas, etc.
Tosco Corp. ...............................  24,000     673,500
  Refining & distribution of petroleum               ----------
  products
                                                      3,596,250
                                                     ----------


See notes to financial statements.

-------------------------------------------------------------------------------
Winthrop Growth Fund

                                             Shares     Value
                                             ------  ----------

Oil-International-4.1%
Exxon Corp. ...............................  50,000  $3,562,500
  World's leading oil company
Unocal Corp. ..............................  32,000   1,086,000
  Oil & gas exploration, development                 ----------
                                                      4,648,500
                                                     ----------
                                                      8,244,750
                                                     ----------
FINANCIAL--18.7%

Banking-7.4%
BankAmerica Corp. .........................  53,411   3,067,794
  Diverse financial products & services
Bank One Corp. ............................  26,700   1,304,963
  Commercial banking: AZ, CO, IL, IN,
  LA, OH, OK, TX, UT, WI & WV
U.S. Bancorp.* ............................  54,000   1,971,000
  Commercial banking: midwest &
  northwest U.S.
Wells Fargo & Co. .........................   5,900   2,183,000
  Commercial banking: CA                             ----------
                                                      8,526,757
                                                     ----------

Financial Services-6.3%
Associates First Capital Corp. ............  18,000   1,269,000
  Consumer/commercial finance
Franklin Resources, Inc.* .................  33,000   1,247,813
  Mutual fund investment advisor
  & servicing
Freddie Mac ...............................  80,800   4,646,000
  Provides residential mortgage funds                ----------
                                                      7,162,813
                                                     ----------
Insurance-5.0%
American International Group, Inc. ........  42,750   3,644,437
  International processing & related
  services
Hartford Financial Services Group .........  39,000   2,071,875
  Insurance provider                                 ----------
                                                      5,716,312
                                                     ----------
                                                     21,405,882
                                                     ----------
TECHNOLOGY--21.2%

Computers-1.9%
International Business Machines Corp. .....  15,000   2,226,562
  Largest manufacturer of business                   ----------
  machines

Electronics-2.1%
Intel Corp. ...............................  18,000   1,605,375
  Semiconductor processing chips
Molex, Inc. ...............................  21,875     780,664
  Terminals, connectors, switches                    ----------
                                                      2,386,039
                                                     ----------
Office Equipment/Service-9.2%
Cisco Systems, Inc.* ......................  40,500   2,551,500
  Manufacturer of computer network
  products
Microsoft Corp. ...........................  40,000   4,235,000
  Computer software
Peoplesoft, Inc.* .........................  30,000     635,625
  Manufacturer human resource
  management software
Pitney Bowes, Inc. ........................  56,000   3,083,500
  Postage and related mailing equipment              ----------
                                                     10,505,625
                                                     ----------

Telecommunications-8.0%
BellSouth Corp. ...........................  31,400   2,506,113
  Telephone service: south/south
  central U.S.
MCI Worldcom, Inc.* .......................  80,000   4,420,000
  Telephone service: international
Northern Telecom, Ltd. ....................  23,000     984,687
  Telecommunications equipment
Sprint Corp. ..............................  16,400   1,258,700
  Global communications company                      ----------
                                                      9,169,500
                                                     ----------
                                                     24,287,726
                                                     ----------
TRANSPORT & SERVICE--1.2%

Airlines-0.5%
AMR Corp.* ................................   8,000     536,000
  Holding co.: American Airlines                     ----------

Railroads-0.7%
Burlington Northern Santa Fe ..............  27,000     833,625
  Railroad systems operations in U.S.                ----------
                                                      1,369,625
                                                     ----------
MISCELLANEOUS--1.1%

Commercial Services-1.1%
Omnicom Group, Inc. .......................  25,000   1,235,937
  Operates advertising agencies                      ----------

Total Common Stocks
  (cost $66,245,763) ......................         111,263,472
                                                    -----------
COMMERCIAL PAPER--2.9%

                                          Principal
                                           Amount
                                         ----------
Ford Motor Credit Corp.
  5.40%, 11/06/98 ....................  $ 2,880,000   2,877,840
General Electric Capital Corp.
  5.13%, 11/03/98 ....................      450,000     449,872
                                                     ----------
Total Commercial Paper
  (amortized cost $3,327,712) ........                3,327,712
                                                     ----------

TOTAL INVESTMENTS--100.1%
  (cost $69,573,475) .................              114,591,184
                                                    -----------
Cash and Other Assets
  Net of Liabilities-(0.1)% ..........                  (74,419)
                                                    -----------
NET ASSETS--100%                                   $114,516,765
                                                    ===========

*Non-income producing

See notes to financial statements.

Winthrop Focus Funds--Statement of Investments October 31, 1998
-------------------------------------------------------------------------------
Winthrop Growth and Income Fund

                                             Shares      Value
                                             ------   ----------
COMMON STOCKS--95.9%

BASIC MATERIALS--6.3%

Chemicals-1.4%
Hanna (M.A.) Co. .........................  182,700  $2,683,406
  Specialty chemicals, polymers                      ----------

Oil & Gas-4.7%
Amoco Corp. ..............................   80,000   4,490,000
  Integrated domestic oil
Cabot Corp. ..............................   10,000     280,625
  Oil & gas drilling supplies
Enron Corp. ..............................   64,100   3,381,275
  Major natural gas pipeline system
San Juan Basin Royalty Trust .............  185,000   1,110,000
  Royalty gas interest in New Mexico                 ----------
                                                      9,261,900
                                                     ----------
Steel-0.2%
Nucor Corp. ..............................   10,000     453,125
  Steel joists, angles, rounds                       ----------
                                                     12,398,431
                                                     ----------
CAPITAL GOODS/
  CONSTRUCTION--7.7%

Aerospace & Defense-6.5%
General Dynamics Corp. ...................   61,200   3,622,275
  Builds & designs nuclear submarines
Raytheon Co. .............................   80,900   4,530,400
  Defense & commercial electronics:
  construction
United Technologies Corp. ................   49,000   4,667,250
  Aerospace, climate control systems                 ----------
                                                     12,819,925
                                                     ----------
Building & Construction-0.4%
Martin Marietta Materials, Inc.* .........   10,000     490,625
  Aggregates/building materials
RPM, Inc. Ohio ...........................   18,750     315,233
  Protective coatings                                ----------
                                                        805,858
                                                     ----------
Industrial Equipment-0.8%
Unova, Inc.* .............................  104,000   1,501,500
  Design & integration of manufacturing              ----------
  systems and industrial machinery
                                                     15,127,283
                                                     ----------
CONSUMER PRODUCTS &
  SERVICES--31.8%

Beverages & Tobacco-4.9%
Diageo PLC Sponsored ADR's ...............   26,028   1,143,604
  Manufactures food and beverage
  products
Philip Morris Cos., Inc. .................  115,000   5,879,375
  Tobacco, brewing, soft drinks
RJR Nabisco Holdings Corp. ...............   15,000     428,437
  Manufactures tobacco and food
  products
Seagram Co., Ltd. ........................   15,000     493,125
  Beverages, film & music
  entertainment
UST, Inc. ................................   50,000   1,700,000
  Snuff, tobacco, wine, spirits                      ----------
                                                      9,644,541
                                                     ----------
Containers-0.8%
Bemis, Co. ...............................   44,000   1,633,500
  Packaging/adhesive products                        ----------

Drugs-5.2%
Amgen, Inc.* .............................   22,000   1,728,375
  Research/development of biological
  products
Merck & Co., Inc. ........................   43,700   5,910,425
  Human & animal pharmaceuticals
Pharmacia & Upjohn, Inc. .................   48,900   2,588,644
  International pharmaceutical &                     ----------
  biotechnological group of companies
                                                     10,227,444
                                                     ----------
Foods-2.9%
IBP, Inc.* ...............................   30,000     811,875
  Produces beef/pork products
Sysco Corp.* .............................  182,000   4,902,625
  Food distributor & service systems                 ----------
                                                      5,714,500
                                                     ----------
Hospital Supplies & Services-4.9%
Abbott Laboratories ......................   89,000   4,177,438
  Diversified line of human healthcare
  products & services
IMS Health, Inc. .........................   77,400   5,147,100
  Supplies technical support services
Sun Healthcare Group, Inc. ...............   50,000     293,750
  Operates long-term care facilities                 ----------
                                                      9,618,288
                                                     ----------
Household Furniture-1.0%
Leggett & Platt, Inc. ....................   88,000   2,057,000
  Manufactures springs, etc. for                     ----------
  furniture, bedding

Leisure-2.3%
Cedar Fair L.P. ..........................  111,400   2,764,113
  Owns and operates amusement parks
Disney (Walt) Co. ........................   62,217   1,675,970
  Diversified international                          ----------
   entertainment company
                                                      4,440,083
                                                     ----------
Printing & Publishing-1.1%
New York Times Co. Cl. A .................   80,000   2,260,000
  Publishes newspapers & magazines                   ----------

Retail-Food & Drugs-2.0%
General Nutrition Companies, Inc.* .......   30,000     436,875
  Vitamin & health related products
Walgreen Co. .............................   72,800   3,544,450
  Major retail drug chain                            ----------
                                                      3,981,325
                                                     ----------
Retail-General-3.5%
Federated Department Stores, Inc. ........   54,000   2,075,625
  Operates department stores in U.S
Newell Co. ...............................  109,300   4,809,200
  Manufacturer of high volume staple                 ----------
  consumer products
                                                      6,884,825
                                                     ----------
Soaps & Toiletries-3.2%
International Flavors & Fragrances, Inc. .   71,500   2,676,781
  Develops & manufactures flavor &
  fragrance products
Procter & Gamble Co. .....................   40,400   3,590,550
  Household, personal care, food products            ----------
                                                      6,267,331
                                                     ----------
                                                     62,728,837
                                                     ----------

See notes to financial statements.

--------------------------------------------------------------------------------
Winthrop Growth and Income Fund

                                                Shares             Value
                                                -------          ----------

ENERGY--4.3%

Oil-Domestic-3.2%
Helmerich & Payne, Inc. ......................  144,000         $ 3,429,000
  Contract driller: oil & gas production
Schlumberger, Ltd. ...........................   53,000           2,782,500
  Oilfield services                                              ----------
                                                                  6,211,500
                                                                 ----------
Oil-Supplies & Construction-1.1%
Halliburton Co. ..............................   61,000           2,192,188
  Oil well services: engineering &                               ----------
  construction
                                                                  8,403,688
                                                                 ----------
FINANCIAL SERVICES--22.2%

Banking-7.6%
BankAmerica Corp. ............................   49,337           2,833,794
  Diverse financial products & services
Bank One Corp. ...............................   54,500           2,663,688
  Commercial banking: AZ, CO, IL, IN,
  LA, OH, OK, TX, UT, WI & WV
Household International, Inc. ................   55,000           2,010,938
  Finance & banking service
Republic New York Corp. ......................   52,200           2,182,612
  Commercial banking: NY & worldwide
U.S. Bancorp* ................................  146,196           5,336,154
  Commercial banking: midwest &                                  ----------
  northwest U.S.
                                                                 15,027,186
                                                                 ----------
Insurance-8.1%
Allmerica Financial Corp. ....................   38,136           1,906,800
  Insurance & financial services & products
American International Group, Inc. ...........   66,150           5,639,288
  International insurance holding company
Amerin Corp.* ................................   40,000             855,000
  Mortgage insurance
Berkley (W.R.) Corp. .........................   10,000             301,562
  Provides property & casualty insurance
Financial Security Assurance Holding .........   30,000           1,494,375
  Insures asset-backed securities
Hartford Financial Services Group ............   53,800           2,858,125
  Insurance provider
HSB Group, Inc. ..............................   30,000           1,211,250
  Insurance/engineering services
Progressive Corp. ............................   10,100           1,487,225
  Insurance holding company
Travelers Property Casualty Corp. ............   10,000             306,875
  Provides broad range of insurance                              ----------
  products
                                                                 16,060,500
                                                                 ----------
Other-6.5%
Block (H&R), Inc. ............................   55,000           2,464,688
  Tax, computer & personal services
Freddie Mac ..................................  140,000           8,050,000
  Provides residential mortgage funds
Washington Mutual, Inc. ......................   61,600           2,306,150
  Banking, mortgage lending, insurance,                          ----------
  mutual fund management
                                                                 12,820,838
                                                                 ----------
                                                                 43,908,524
                                                                 ----------

PUBLIC UTILITIES--4.7%

Electric-2.8%
Ameren Corp. .................................   38,110           1,522,018
  Holding co: Central IL Public Service
CalEnergy Co., Inc.* .........................  134,800           3,690,150
  Power generation facilities
Northeast Utilities* .........................   20,000             312,500
  Retail electric service: CT, MA &                              ----------
  western NH                                                      5,524,668
                                                                 ----------
Gas-1.0%
Consolidated Natural Gas Co. .................   15,000             792,187
  Integrated natural gas systems
New Jersey Resources Corp. ...................   28,000           1,076,250
  Supplies gas in New Jersey                                     ----------
                                                                  1,868,437
                                                                 ----------
Telephone-0.9%
GTE Corp. ....................................   30,000           1,760,625
  Telephone holding company;                                     ----------
  manufacturing
                                                                  9,153,730
                                                                 ----------
SCIENCE &
  TECHNOLOGY--8.8%

Computers-5.2%
3Com Corp.* ..................................   55,000           1,983,438
  Provides networking solutions
Automatic Data Processing ....................   47,600           3,703,875
  Computer services
Cisco Systems, Inc.* .........................   41,100           2,589,300
  Manufacturer of computer network
  products
Gateway 2000, Inc.* ..........................   33,800           1,886,462
  Markets personal computers                                     ----------
                                                                 10,163,075
                                                                 ----------
Electronics-0.5%
Arrow Electronics, Inc.* .....................   47,000           1,025,187
  Distributes electronic components                              ----------
Telecommunications-3.1%
Comcast Corp.-Special Cl. A* .................   67,450           3,330,344
  Cable TV/sound communications systems
Cox Communications, Inc. Cl. A* ..............   20,000           1,097,500
  Cable TV/communications systems
NTL, Inc.* ...................................   37,333           1,789,651
  Telecommunications services                                    ----------
                                                                  6,217,495
                                                                 ----------
                                                                 17,405,757
                                                                 ----------
TRANSPORT & SERVICE--2.8%

Railroads-2.8%
Burlington Northern Santa Fe .................  178,500           5,511,188
  Railroad systems operations in U.S.                            ----------


See notes to financial statements.

--------------------------------------------------------------------------------
Winthrop Growth and Income Fund

                                                Shares             Value
                                                -------       -------------

MISCELLANEOUS--7.3%

Commercial Services-0.3%
Nielsen Media Research .......................   42,766           $ 606,743
  Provides measurement service of                             -------------
  television audiences

Diversified-5.8%
Loews Corp. ..................................   37,000           3,475,687
  Tobacco; hotel; insurance subsidiary
Monsanto Co. .................................   61,900           2,514,688
  Agricultural products, nutrition &
  consumer products, pharmaceuticals
Tyco International, Ltd. .....................   89,200           5,524,825
  Fire protection systems: cable: solar                       -------------
                                                                  11,515,200
                                                              -------------
Limited Partnership-Timber-0.7%
Plum Creek Timber Co. L.P. ...................   50,000           1,400,000
  Lumber and wood products                                    -------------

Real Estate Investment Trust-0.5%
General Growth Properties, Inc. ..............   30,000           1,066,875
  Real estate investment trust                                -------------
                                                                 14,588,818
                                                              -------------
Total Common Stocks
  (cost $125,468,850) ........................                  189,226,256
                                                              -------------

CONVERTIBLE PREFERRED
  STOCK--1.0%
  (cost $1,108,393)
Airtouch Communications, Inc. Cl. B ..........   40,728           1,873,488
  Cv. Pfd. 6.000%                                             -------------
  Wireless communications services


                                               Principal
                                                Amount            Value
                                                -------       -------------

U.S GOVERNMENT
  AGENCIES--0.6%
  (cost $980,785)
Federal National Mortgage Association ....  $ 1,000,000       $   1,134,936
  7.400%, 07/01/04                                            -------------

CORPORATE BONDS--2.3%

Consumer Staples-0.5%
Procter & Gamble Co. .....................    1,000,000           1,016,250
  5.250%, 09/15/03                                            -------------

Financial-1.0%
Merrill Lynch & Co. ......................    2,000,000           2,027,500
  6.000%, 02/12/03                                            -------------

Public Utilities-0.8%
National Rural Utilities .................    1,500,000           1,492,500
  5.000%, 10/01/02                                            -------------

Total Corporate Bonds
  (cost $4,552,824) ......................                        4,536,250
                                                              -------------
TOTAL INVESTMENTS--99.8%
  (cost $132,110,852) ....................                      196,770,930
                                                              -------------
Cash and Other Assets
  Net of Liabilities-0.2% ................                          489,650
                                                              -------------

NET ASSETS--100%                                              $ 197,260,580
                                                              =============

*Non-income producing

See notes to financial statements.

Winthrop Focus Funds--Statement of Investments October 31, 1998
-------------------------------------------------------------------------------
Winthrop Small Company Value Fund

                                                Shares             Value
                                                -------          ----------

COMMON STOCKS--92.7%

Basic Materials--4.8%

Chemicals-4.4%
Cambrex Corp.* ..............................   160,800          $4,110,450
  Producer of specialty chemicals
Hanna (M.A.) Co. ............................   218,500           3,209,219
  Special chemicals, polymers
LeaRonal, Inc. ..............................   183,400           4,046,263
  Electroplating process                                         ----------
                                                                 11,365,932
                                                                 ----------
Paper-0.4%
Wausau-Mosinee Paper Corp. ..................    70,000           1,220,625
  Printing, writing, specialty paper                             ----------
                                                                 12,586,557
                                                                 ----------
CAPITAL GOODS/
  CONSTRUCTION--17.8%

Aerospace-3.0%
AAR Corp. ...................................    50,000           1,156,250
  New and used aviation equipment
Teleflex, Inc. ..............................   171,000           6,615,563
  Aerospace controls; medical products                           ----------
                                                                  7,771,813
                                                                 ----------
Building & Construction-8.9%
Applied Industrial Technology, Inc. .........    41,475             549,544
  Independent distributor of industrial
  parts & products
Applied Power, Inc. Cl. A ...................   168,400           4,641,525
  Manufactures hydraulic industrial/
  construction equipment materials
Carlisle Companies, Inc. ....................   136,800           5,283,900
  Manufactures rubber, plastic,
  metal products
CLARCOR, Inc. ...............................    89,575           1,511,578
  Manufactures filtration/
  consumer products
Lydall, Inc. ................................   195,400           1,978,425
  Engineered fiber materials
Osmonics, Inc.* .............................   118,500           1,059,094
  Reverse osmosis/ultrafiltration
Regal Beloit Corp. ..........................    93,000           1,958,813
  Manufactures tools and power
  transmissions
RPM, Inc., Ohio .............................   230,937           3,882,628
  Protective coatings
Unova, Inc.* ................................   153,600           2,217,600
  Design & integration of manufacturing                          ----------
  systems and industrial machinery
                                                                 23,083,107
                                                                 ----------
Electrical Equipment-5.9%
AMETEK, Inc. ................................    70,000           1,483,125
  Manufactures instruments/
  electric motors
AptarGroup, Inc. ............................   151,600           4,055,300
  Manufacturer of packaging
  components: pumps, valves
Dallas Semiconductor Corp.* .................    52,000           1,924,000
  Manufactures high-performance
  circuits
Technitrol, Inc. ............................    65,000           1,771,250
  Electronic/mechanical product
Teradyne, Inc ...............................   121,000           3,932,500
  Manufacurer of electronic test system
Woodhead Industies, Inc. ....................   197,800           2,348,875
  Electrical specialty products                                  ----------
                                                                 15,515,050
                                                                 ----------
                                                                 46,369,970
                                                                 ----------
CONSUMER CYCLICAL--18.4%

Apparel/Textile-1.3%
Interface, Inc. Cl. A .......................    97,850           1,204,778
  Manufacturer of carpet/tile
Unitog Co. ..................................   120,300           2,165,400
  Rent/sell industrial uniforms                                  ----------
                                                                  3,370,178
                                                                 ----------
Auto Related-4.6%
Donnelly Corp. Cl. A ........................    73,250           1,016,344
  Manufactures auto glass products
Modine Manufacturing Co. ....................   132,300           4,332,825
  Auto parts: heating, air-conditioning
Myers Industries, Inc. ......................   199,024           4,776,576
  Tire service/plastic products
Smith (A.O.) Corp. ..........................    90,450           1,848,572
  Automotive products, electric motors,                          ----------
  piping systems
                                                                 11,974,317
                                                                 ----------
Food Service/Lodging-4.2%
Marcus Corp. ................................   229,975           3,535,866
  Hotels, restaurants, theaters
Sbarro, Inc. ................................   111,800           2,627,300
  Italian fast food restaurant
Universal Foods Corp. .......................   216,800           4,701,850
  Specialty products: yeast, cheese                              ----------
                                                                 10,865,016
                                                                 ----------
Household Furniture/Appliances-3.2%
Chromcraft Revington, Inc.* .................   221,600           3,587,150
  Designs/manufactures furniture
HON Industries, Inc. ........................   107,000           2,267,063
  Manufacturer of office furniture/
  home building products
La-Z-Boy, Inc. ..............................   130,200           2,392,425
  Manufacturer of reclining chairs                               ----------
                                                                  8,246,638
                                                                 ----------
Printing & Publishing-5.1%
American Business Products, Inc. ............   121,600           2,257,200
  Business forms and supplies
Banta Corp. .................................   152,250           3,787,219
  Printing/graphic/video services
Lee Enterprises, Inc. .......................   136,200           3,702,938
  Newspaper publishing: radio, TV
Meredith Corp. ..............................    97,000           3,589,000
  Publishing, broadcasting, real estate                          ----------
  & cable TV
                                                                 13,336,357
                                                                 ----------
                                                                 47,792,506
                                                                 ----------

See notes to financial statements.

--------------------------------------------------------------------------------
Winthrop Small Company Value Fund

                                                Shares             Value
                                                -------          ----------

CONSUMER STAPLES--8.7%

Drugs-0.7%
West Co., Inc. ..............................    64,100          $1,902,969
  Pharmaceutical packaging                                       ----------

Hospital Supplies & Services-6.8%
Arrow International, Inc. ...................   106,000           2,941,500
  Critical  & cardiac care equipment
Bard (C.R.), Inc.* ..........................    93,000           3,969,937
  Hospital, surgical specialties
Beckman Coulter, Inc. .......................    67,600           3,177,200
  Manufactures laboratory instruments
Invacare Corp. ..............................   137,000           3,082,500
  Manufacturer/distributor of home
  medical equipment
Morrison Health Care, Inc. ..................    10,100             174,856
  Health care, food/nutrition services
Quorum Health Group, Inc. ...................    37,500             543,750
  Owns, operates acute care hospitals
Sierra Health Services* .....................   160,900           3,750,981
  Healthcare provider                                            ----------
                                                                 17,640,724
                                                                 ----------
Retail-Food & Drug-1.1%
Hannaford Brothers Co. ......................    62,600           2,742,663
  Distributor: food/supermarkets                                 ----------

Retail-General-0.1%
Lands' End, Inc.* ...........................    14,000             238,875
  Clothing, accessories, household items                         ----------
                                                                 22,525,231
                                                                 ----------
ENERGY--5.2%

Oil-Domestic-3.5%
Helmerich & Payne, Inc. .....................   136,000           3,238,500
  Contract driller: oil & gas production
KN Energy, Inc. .............................    77,600           3,855,750
  Natural gas, mineral resources
Newpark Resources, Inc.* ....................   225,000           2,123,437
  Oil & gas environmental services                               ----------
                                                                  9,217,687
                                                                 ----------
Oil-Supplies & Construction-1.7%
BJ Services Co. .............................    30,000             613,125
  Oil & gas well pressure pumping service
Tidewater, Inc. .............................    49,100           1,390,144
  Offshore service vessels
Varco International, Inc.* ..................   220,000           2,378,750
  Oil & gas drilling products                                    ----------
                                                                  4,382,019
                                                                 ----------
                                                                 13,599,706
                                                                 ----------
FINANCIAL--18.9%

Banks-8.0%
CCB Financial Corp. .........................    64,000           3,368,000
  Commercial banking: southern U.S.
Cullen/Frost Bankers, Inc. ..................    55,000           2,928,750
  Commercial banking: central U.S.
First American Corp. of Tennessee ...........    84,700           3,493,875
  Commercial banking: TN
FirstMerit Corp. ............................   220,000           5,830,000
  Commercial banking: OH
First Virginia Banks, Inc. ..................    42,300           1,929,937
  Commercial banking: VA
People's Bank ...............................   122,000           3,118,625
  Consumer/commercial insurance and                              ----------
  investment services
                                                                 20,669,187
                                                                 ----------
Insurance-10.9%
Executive Risk, Inc. ........................    20,000             950,000
  Underwrites liability insurance
Horace Mann Educators Corp. .................    63,000           1,803,375
  Insurance holding: property, casualty, life
HSB Group, Inc.* ............................   124,950           5,044,856
  Insurance/engineering
NAC Re Corp. ................................    90,300           4,373,906
  Holding co.: reinsurance
Old Republic International Corp. ............   142,800           2,713,200
  Insurance: life, disability, property, casual
Poe & Brown, Inc. ...........................    96,900           3,748,819
  General insurance agency
Protective Life Corp. .......................   142,200           5,270,287
  Financial service provider
ReliaStar Financial Corp. ...................   100,000           4,381,250
  Insurance/financial services                                   ----------
                                                                 28,285,693
                                                                 ----------
                                                                 48,954,880
                                                                 ----------
PUBLIC UTILITIES--4.7%

Electric-1.2%
CalEnergy Co., Inc.* ........................   115,000           3,148,125
  Power generation facilities                                    ----------

Gas-3.5%
National Fuel Gas Co.* ......................    99,600           4,706,100
  Natural gas utility holding company
WICOR, Inc. .................................   180,900           4,409,437
  Utility holding: Wisconsin gas                                 ----------
                                                                  9,115,537
                                                                 ----------
                                                                 12,263,662
                                                                 ----------
TECHNOLOGY--6.2%

Electronics-5.6%
Artesyn Technologies, Inc.* .................    75,000           1,082,812
  Power conversion products
Black Box Corp.* ............................     5,000             166,875
  Market/provide technical service for
  communications/networking equipment
  & systems
Electronic Scientific Industries, Inc. ......   140,000           3,517,500
  Laser systems & components
Input/Output, Inc.* .........................   175,000           1,553,125
  Manufacturer seismic data acquisition systems


See notes to financial statements.

-------------------------------------------------------------------------------
Winthrop Small Company Value Fund

                                                Shares             Value
                                                -------        ------------

Jabil Circuit, Inc. .........................    50,000          $2,315,625
  Designs/manufactures circuit boards &
   systems
Methode Electronics, Inc. Cl. A .............   251,650           3,869,119
  Electronic component devices
Pioneer Standard Electronics, Inc. ..........   219,450           1,961,334
  Distributor: electronic components                           ------------
                                                                 14,466,390
                                                               ------------
Office Equipment-0.6%
Hunt Manufacturing Corp. ....................   116,600           1,617,825
  Manufactures & distributes office                            ------------
  and art products
                                                                 16,084,215
                                                               ------------
TRANSPORT & SERVICE--3.5%

Professional Services-1.8%
CDI Corp.* ..................................    48,000           1,047,000
  Engineering & technical services
Jacobs Engineering Group, Inc.* .............   111,650           3,642,581
  Temporary help services                                      ------------
                                                                  4,689,581
                                                               ------------
Trucking & Shipping-1.7%
Werner Enterprises, Inc .....................   248,750           4,477,500
  Motor carrier: general freight                               ------------
                                                                  9,167,081
                                                               ------------

MISCELLANEOUS--4.5%

Diversified-4.5%
Brady (W.H.) Cl. A ..........................   112,700           2,592,100
  Manufactures adhesives & coatings
Federal Signal Corp. ........................   120,000           2,887,500
  Special trucks, tools, signals
Millipore Corp. .............................    50,000           1,231,250
  Develops, manufactures and sells
  purification products
Ruddick Corp. ...............................   262,700           5,106,231
  Food supermarkets; thread/yarn                               ------------
                                                                 11,817,081
                                                               ------------
Total Common Stocks
  (cost $179,918,848)                                           241,160,889
                                                               ------------

COMMERCIAL PAPER--7.6%

                                               Principal
                                                Amount             Value
                                                -------        ------------

Ford Motor Credit Corp
  5.010%, 11/02/98 .......................  $ 1,500,000         $ 1,499,791
  5.130%, 11/04/98 .......................    8,100,000           8,096,537
  5.400%, 11/06/98 .......................    2,230,000           2,228,328
General Electric Capital Corp.
  4.950%, 11/03/98 .......................    6,475,000           6,473,219
  5.130%, 11/03/98 .......................    1,400,000           1,399,601
                                                               ------------
Total Commercial Paper
  (amortized cost $19,697,476) ...........                       19,697,476
                                                               ------------

TOTAL INVESTMENTS--100.3%
  (cost $199,616,324) ....................                      260,858,365
                                                               ------------

Cash and Other Assets
  Net of Liabilities-(0.3)% ..............                         (701,673)
                                                               ------------

NET ASSETS--100%                                               $260,156,692
                                                               ============

*Non-income producing

See notes to financial statements.

Winthrop Focus Funds--Statement of Investments October 31, 1998
--------------------------------------------------------------------------------
Winthrop Fixed Income Fund


                                                 Principal
                                                  Amount             Value
                                                 ---------          ----------
U.S. GOVERNMENT
  OBLIGATIONS-29.8%
United States Treasury Bonds
  9.375%, 02/15/06 .......................... $  1,500,000         $ 1,935,713
United States Treasury Notes
  7.750%, 01/31/00 ..........................    1,000,000           1,042,017
  8.000%, 05/15/01 ..........................    1,150,000           1,250,859
  7.500%, 11/15/01 ..........................    3,700,000           4,025,789
  6.125%, 12/31/01 ..........................    1,200,000           1,262,181
  6.250%, 02/28/02 ..........................    3,700,000           3,911,714
  6.250%, 08/31/02 ..........................    2,400,000           2,554,601
                                                                   -----------
Total U.S. Government Obligations
  (cost $15,261,282)                                                15,982,874
                                                                   -----------

U.S. GOVERNMENT
  AGENCIES--42.7%
Federal Home Loan Bank
  5.125%, 09/15/03 ..........................    4,100,000           4,146,369
  5.470%, 08/17/00 ..........................    2,000,000           2,027,387
  7.360%, 07/01/04 ..........................    5,000,000           5,580,552
Federal Home Loan Mortgage Corp.
  5.605%, 03/12/99 ..........................    2,500,000           2,506,365
  Pool #90350 7.000%, 07/01/99 ..............      515,088             524,424
  Pool #220016 8.750%, 10/01/01 .............        3,655               3,761
  6.875%, 11/22/06 ..........................      500,000             528,125
  Pool #292065 8.500%, 04/01/17 .............    1,375,047           1,445,948
  Pool #260499 10.000%, 04/01/16 ............       14,702              16,002
  Pool #606523 7.721%, 10/01/19 .............      629,994             645,744
Federal National Mortgage Assn.
  Pool #312088 7.000%, 06/01/02 .............    1,180,207           1,205,655
  Pool #76368 9.250%, 09/01/03 ..............       56,821              59,911
  Pool #76378 9.250%, 09/01/03 ..............      141,094             148,766
  8.250%, 10/12/04 ..........................      600,000             620,214
  8.400%, 10/25/04 ..........................      650,000             673,725
  6.950%, 11/13/06 ..........................    1,000,000           1,058,217
  Pool #270674 9.000%, 09/01/17 .............      536,493             565,330
  Pool #224635 9.000%, 09/01/20 .............      108,414             114,241
  Pool #124211 7.339%, 12/01/21 .............      787,288             800,081
Government National Mortgage Assn.
  Pool #93401 9.500%, 01/15/10 ..............      204,054             219,103
  Pool #296254 9.500%, 09/15/20 .............        4,817               5,199
                                                                   -----------

Total U.S. Government Agencies
  (cost $22,453,605) ........................                       22,895,119
                                                                   -----------


CORPORATE BONDS--25.8%
Consumer Products & Services-4.9%
Anheuser Busch Cos.
  7.000%, 09/01/05 ..........................    1,000,000           1,060,000
Coca-Cola Enterprises
  7.000%, 10/01/26 ..........................      500,000             530,625
Procter & Gamble Co.
  5.250%, 09/15/03 ..........................    1,000,000           1,016,250
                                                                   -----------
                                                                     2,606,875
                                                                   -----------
Financial-6.7%
Associates Corp. of North America
  6.450%, 10/15/01 ..........................    1,000,000           1,025,000
Salomon Smith Barney Holdings
  6.250%, 05/15/03 ..........................    1,000,000           1,022,500
Sears Credit Account Master Trust Series
  1995-2, 8.100%, 06/15/04 ..................    1,500,000           1,554,899
                                                                   -----------
                                                                     3,602,399
                                                                   -----------
Foreign-2.4%
Santander Financial Issuances
  7.250%, 05/30/06 ..........................    1,250,000           1,296,875
                                                                   -----------
Public Utilities-9.8%
MCI Communications Corp.
  6.125%, 04/15/02 ..........................    1,000,000           1,017,500
National Rural Utilities
  5.000%, 10/01/02 ..........................    1,000,000             995,000
Oklahoma Gas & Electric
  6.500%, 07/15/17 ..........................    3,000,000           3,270,000
                                                                   -----------
                                                                     5,282,500
                                                                   -----------
Technology-2.0%
Xerox Corp.
  6.250%, 11/15/26 ..........................    1,000,000           1,070,000
                                                                   -----------
Total Corporate Bonds
  (cost $13,242,896) ........................                       13,858,649
                                                                   -----------

COMMERCIAL PAPER--2.1%
  (amortized cost $1,139,842)
General Electric Capital Corp.
  4.950%, 11/02/98 ..........................      980,000             979,865
  5.250%, 11/02/98 ..........................      160,000             159,977
                                                                   -----------
                                                                     1,139,842
                                                                   -----------

TOTAL INVESTMENTS--100.4%
  (cost $52,097,625) ........................                       53,876,484
                                                                   -----------

Cash and Other Assets
  Net of Liabilities--(0.4)% ................                         (193,092)
                                                                   -----------

NET ASSETS--100% ............................                      $53,683,392
                                                                   ===========


See notes to financial statements.

Winthrop Focus Funds--Statement of Investments October 31, 1998
--------------------------------------------------------------------------------
Winthrop Municipal Trust Fund

                                                 Principal
MUNICIPAL                                         Amount              Value
                                                 ---------          ----------
  BONDS-102.4%
Arizona-7.3%
Chandler, Arizona Street & Highway
  Revenue
   6.900%, 07/01/14 ......................... $  1,000,000        $  1,158,750
Maricopa County, Arizona School District
  Ser. A
   5.200%, 07/01/13 .........................    1,000,000           1,058,750
Phoenix, Arizona Civic Improvement Corp.
    6.125%, 07/01/14 ........................    1,000,000           1,112,500
                                                                  ------------
                                                                     3,330,000
                                                                  ------------
Colorado-3.7%
Denver, Colorado City & County Airport
    6.750%, 11/15/22 ........................    1,580,000           1,708,375
                                                                  ------------
Florida-3.0%
Lakeland, Florida Electric & Water Revenue
   5.900%, 10/01/08 .........................    1,200,000           1,360,500
                                                                  ------------
Georgia-2.4%
Georgia State Ser. B
   5.500%, 07/01/10 .........................    1,000,000           1,112,500
                                                                  ------------
Illinois-10.3%
Chicago Illinois Metropolitan
  Water Reclamation District
   5.750%, 12/01/01 .........................    1,000,000           1,063,750
   7.000%, 01/01/11 .........................    1,000,000           1,238,750
Chicago, Illinois O'Hare International
  Airport
   5.500%, 01/01/08 .........................    1,000,000           1,088,750
Cook County, Illinois Ser. B
   5.750%, 11/15/04 .........................    1,215,000           1,325,869
                                                                  ------------
                                                                     4,717,119
                                                                  ------------
Indiana-2.5%
Indiana University Revenue
  Student Fee Ser. K
   6.500%, 08/01/05 .........................    1,000,000           1,136,250
                                                                  ------------
Iowa-2.3%
Iowa Student Loan Liquidation Corp.
   6.800%, 03/01/05 .........................    1,000,000           1,075,000
                                                                  ------------
Louisiana-1.1%
St. Charles Parish, Louisiana
  Pollution Control Revenue
    3.800%, 09/01/23* .......................      500,000             500,000
                                                                  ------------
Maryland-2.3%
Maryland State & Local Facilities
   5.000%, 08/01/08 .........................    1,000,000           1,072,500
                                                                  ------------
Massachusetts-2.3%
Massachusetts State Water Resources Ser. B
   5.700%, 11/01/02 .........................    1,000,000           1,070,000
                                                                  ------------
New York-10.8%
New York City, New York Ser. G
   5.750%, 02/01/08 .........................    1,000,000           1,096,250
New York State Dormitory Authority  Revenue
   5.000%, 07/01/06 .........................    1,000,000           1,066,250
   6.500%, 05/15/06 .........................    1,000,000           1,152,500
Port Authority NY & NJ Consolidated -
  One Hundred Thirteenth
   3.900%, 12/01/00 .........................    1,600,000           1,612,000
                                                                  ------------
                                                                     4,927,000
                                                                  ------------

Ohio-2.4%
Ohio State Water Development
  Authority Revenue
   5.750%, 06/01/04 .........................    1,000,000          1,085,000
                                                                  ------------
Oklahoma-3.9%
Grand River Dam Authority, Oklahoma
   6.250%, 06/01/11 .........................    1,500,000           1,768,125
                                                                  ------------
Puerto Rico-4.8%
Puerto Rico Commonwealth Refunding
  5.100%, 07/01/02 ..........................    1,000,000           1,043,750
Puerto Rico Electric Power Authority
  Revenue
  6.000%, 07/01/11 ..........................    1,000,000           1,153,750
                                                                  ------------
                                                                     2,197,500
                                                                  ------------
Tennessee-2.4%
Memphis, Tennessee Electric System
   6.000%, 01/01/05 .........................    1,000,000           1,103,750
                                                                  ------------
Texas-29.3%
Fort Worth, Texas Higher Education
   5.000%, 03/15/11 .........................    1,000,000           1,033,750
Gulf Coast Waste Disposal Authority, Texas
   3.800%, 05/01/23* ........................      500,000             500,000
Houston, Texas Public Improvement
  Refunding Ser. A
   5.000%, 03/01/05 .........................    2,000,000           2,110,000
Lewisville, Texas Independent
  School District
  6.000%, 08/15/01 ..........................    1,000,000           1,063,750
Plano, Texas Independent School District
   6.000%, 02/15/05 .........................    2,000,000           2,220,000
Port Authority of Houston, Texas
   5.375%, 10/01/05 .........................    1,275,000           1,389,750
San Antonio, Texas Electric & Gas
  5.000%, 02/01/12 ..........................    1,000,000           1,032,500
Texas A & M University
   5.250%, 05/15/01 .........................    1,300,000           1,350,375
Texas State Refunding Ser. A
   6.000%, 10/01/08 .........................    1,000,000           1,145,000
Texas State Refunding Ser. B
  5.000%, 10/01/01 ..........................    1,500,000           1,557,238
                                                                  ------------
                                                                    13,402,363
                                                                  ------------
Utah-2.3%
Utah State Ser. A
  5.000%, 07/01/05 ..........................    1,000,000           1,063,750
                                                                  ------------
Washington-4.7%
Washington State Public Power Supply
  7.100%, 07/01/00 ..........................    1,000,000           1,053,750
Washington State Public Power Supply
  5.500%, 07/01/10 ..........................    1,000,000           1,073,750
                                                                  ------------
                                                                     2,127,500
                                                                  ------------
Wisconsin-4.6%
Wisconsin State Clean Water
  Refunding Ser. 2
  5.000%, 06/01/03 ..........................    2,000,000           2,095,000
                                                                  ------------

TOTAL INVESTMENTS--102.4%
     (cost $45,003,445) .....................                       46,852,232
                                                                  ------------
Cash and Other Assets
  Net of Liabilities-(2.4)% .................                       (1,116,258)
                                                                  ------------

NET ASSETS--100.00% .........................                     $ 45,735,974
                                                                  ============

See notes to financial statements.

*Variable Rate Demand Note

Winthrop Focus Funds--Statement of Assets and Liabilities October 31, 1998
-------------------------------------------------------------------------------

                                                                                     Small            Fixed
                                                   Growth        Growth and         Company           Income         Municipal
                                                    Fund         Income Fund       Value Fund          Fund          Trust Fund
                                                ------------     ------------     ------------     ------------     ------------
Assets:
     Investments in securities, at value
      (cost $69,573,475, $132,110,852,
      $199,616,324, $52,097,625 and
      $45,003,445, respectively) ..........     $114,591,184     $196,770,930     $260,858,365     $ 53,876,484     $ 46,852,232
     Cash .................................            7,800               --           10,886            1,720               --
     Receivable for investment
      securities sold .....................               --          684,477        2,069,982        1,059,796               --
     Receivable for capital stock sold ....           92,339           64,275          699,460           33,677            2,000
     Dividends and interest receivable ....           77,463          233,676          220,510          794,016          725,202
     Reimbursement due from advisor .......               --               --               --          102,830           60,970
                                                ------------     ------------     ------------     ------------     ------------
        Total assets ......................      114,768,786      197,753,358      263,859,203       55,868,523       47,640,404
                                                ------------     ------------     ------------     ------------     ------------
Liabilities:
     Payable to investment advisor ........           67,028           94,699          159,198               --               --
     Payable to distributor ...............           37,231           65,823           74,541           16,737           12,680
     Payable for investment
      securities purchased ................               --               --        2,978,836        2,059,184        1,565,002
     Payable for capital stock redeemed ...           26,686           35,128          222,110           64,004          279,069
     Cash overdraft due to custodian ......               --           89,604               --               --           11,706
     Dividend payable .....................               --               --               --           44,679           20,593
     Accrued expenses and other liabilities          121,076          207,524          267,826              527           15,380
                                                ------------     ------------     ------------     ------------     ------------
        Total liabilities .................          252,021          492,778        3,702,511        2,185,131        1,904,430
                                                ------------     ------------     ------------     ------------     ------------
Net Assets ................................     $114,516,765     $197,260,580     $260,156,692     $ 53,683,392     $ 45,735,974
                                                ============     ============     ============     ============     ============
Net Assets Consist of:
     Capital paid-in ......................     $ 67,750,369     $114,657,830     $198,083,360     $ 51,510,862     $ 43,879,767
     Undistributed net investment income ..               --          544,417          657,647              218               --
     Accumulated net realized gain
      on investments ......................        1,748,687       17,398,255          173,644          393,453            7,420
     Net unrealized appreciation
       of investments .....................       45,017,709       64,660,078       61,242,041        1,778,859        1,848,787
                                                ------------     ------------     ------------     ------------     ------------
                                                $114,516,765     $197,260,580     $260,156,692     $ 53,683,392     $ 45,735,974
                                                ============     ============     ============     ============     ============
Class A Shares:
     Net assets ...........................     $ 97,078,323     $163,935,967     $237,872,671     $ 47,834,341     $ 44,305,883
                                                ============     ============     ============     ============     ============
     Shares outstanding ...................        5,875,166        7,255,301       12,175,007        4,572,333        4,205,769
                                                ============     ============     ============     ============     ============
     Net asset value and redemption
      value per share .....................     $      16.52     $      22.60     $      19.54     $      10.46     $      10.53
                                                ============     ============     ============     ============     ============
     Maximum offering price per share
      (net asset value plus sales charge of
      4.75% of offering price) ............     $      17.34     $      23.73     $      20.51     $      10.98     $      11.06
                                                ============     ============     ============     ============     ============
Class B Shares:
     Net assets ...........................     $ 17,438,442     $ 33,324,613     $ 22,284,021     $  5,849,051     $  1,430,091
                                                ============     ============     ============     ============     ============
     Shares outstanding ...................        1,072,912        1,477,905        1,158,641          559,055          135,768
                                                ============     ============     ============     ============     ============
     Net asset value and offering price
      per share ...........................     $      16.25     $      22.55     $      19.23     $      10.46     $      10.53
                                                ============     ============     ============     ============     ============


See notes to financial statements.

Winthrop Focus Funds--Statement of Operations for the year ended
October 31, 1998
--------------------------------------------------------------------------------

                                                                                        Small            Fixed
                                                       Growth        Growth and        Company           Income         Municipal
                                                        Fund         Income Fund      Value Fund          Fund          Trust Fund
                                                    ------------     ------------    ------------     ------------     ------------
Investment Income:
     Dividends .................................    $  1,215,076     $  3,202,695    $  4,134,760     $         --     $         --
     Interest ..................................         169,443          700,404         642,589        3,462,440        1,929,621
                                                    ------------     ------------    ------------     ------------     ------------
        Total investment income ................       1,384,519        3,903,099       4,777,349        3,462,440        1,929,621
                                                    ------------     ------------    ------------     ------------     ------------
Expenses:
     Investment advisory fees (Note B) .........         791,152        1,138,550       2,257,326          347,059          252,180
     Distribution fees--Class A (Note B) .......         281,391          486,265         833,911          154,153          118,085
     Distribution fees--Class B (Note B) .......         147,898          281,218         232,018           41,451            9,871
     Transfer agent fees .......................         105,900          152,500         251,700           57,100           52,630
     Custodian fees ............................          72,400           98,700         154,700           65,300           58,900
     Registration fees .........................          41,500           56,200          78,000           45,500           34,000
     Printing fees .............................          22,000           41,000          64,000            9,000            8,500
     Legal fees ................................          12,000           26,000          40,000            7,500            6,500
     Auditing fees .............................          14,000           24,500          39,500            7,000            7,000
     Trustees' fees ............................          10,500           19,000          31,000            7,500            6,500
     Miscellaneous .............................          10,371           27,171          56,633            6,954            6,309
     Amortization of organization costs (Note A)              --               --              --               --           15,665
                                                    ------------     ------------    ------------     ------------     ------------
        Total expenses .........................       1,509,112        2,351,104       4,038,788          748,517          576,140
        Less expenses reimbursed by
         investment advisor (Note B) ...........              --               --              --         (164,206)        (165,742)
                                                    ------------     ------------    ------------     ------------     ------------
        Net expenses ...........................       1,509,112        2,351,104       4,038,788          584,311          410,398
                                                    ------------     ------------    ------------     ------------     ------------
Net Investment Income (Loss) ...................        (124,593)       1,551,995         738,561        2,878,129        1,519,223
                                                    ------------     ------------    ------------     ------------     ------------
Realized and Unrealized Gain (Loss)on
     Investments--(Note C):
      Net realized gain on investments .........       2,384,117       19,617,176         112,417        1,056,920          454,476
      Net change in unrealized appreciation
        on investments .........................      17,170,311       10,161,862     (34,616,060)         484,233          549,834
                                                    ------------     ------------    ------------     ------------     ------------
      Net realized and unrealized gain (loss)
        on investments .........................      19,554,428       29,779,038     (34,503,643)       1,541,153        1,004,310
                                                    ------------     ------------    ------------     ------------     ------------
Net Increase (Decrease) in
     Net Assets from Operations ................    $ 19,429,835     $ 31,331,033    $(33,765,082)    $  4,419,282     $  2,523,533
                                                    ============     ============    ============     ============     ============

See notes to financial statements.

Winthrop Focus Funds--Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                                        Growth Fund                     Growth and Income Fund
                                                             --------------------------------      --------------------------------
                                                                        Year Ended                             Year Ended
                                                                10/31/98          10/31/97            10/31/98          10/31/97
                                                             -------------      -------------      -------------      -------------
Operations:
     Net investment income (loss) ......................     $    (124,593)     $     133,527      $   1,551,995      $   1,575,782
     Net realized gain on investments ..................         2,384,117          5,220,436         19,617,176          6,767,295
     Net change in unrealized appreciation
      on investments ...................................        17,170,311         13,577,222         10,161,862         28,947,100
                                                             -------------      -------------      -------------      -------------
     Net increase in net assets from operations ........        19,429,835         18,931,185         31,331,033         37,290,177
                                                             -------------      -------------      -------------      -------------
Dividends and Distributions to Shareholders from:
     Investment income:
      Class A ..........................................          (101,689)          (280,254)        (1,262,477)        (1,549,544)
      Class B ..........................................                --            (10,276)           (27,525)           (43,477)
     Realized gains on investments:
      Class A ..........................................        (5,154,757)        (6,295,539)        (7,513,780)       (11,011,422)
      Class B ..........................................          (680,240)          (298,769)        (1,134,914)          (683,252)
                                                             -------------      -------------      -------------      -------------
     Total Dividends and Distributions to Shareholders .        (5,936,686)        (6,884,838)        (9,938,696)       (13,287,695)
                                                             -------------      -------------      -------------      -------------
Capital Stock Transactions--(Net) Note D ...............         7,719,245          9,985,223         10,617,782         20,899,863
                                                             -------------      -------------      -------------      -------------
     Total increase in net assets ......................        21,212,394         22,031,570         32,010,119         44,902,345
Net Assets:
     Beginning of year .................................        93,304,371         71,272,801        165,250,461        120,348,116
                                                             -------------      -------------      -------------      -------------
     End of year (including undistributed net
      investment income of $92,880 for the Growth
      Fund at 10/31/97, and $544,417 and $282,424
      for the Growth and Income Fund at 10/31/98
      and 10/31/97, respectively) ......................     $ 114,516,765      $  93,304,371      $ 197,260,580      $ 165,250,461
                                                             =============      =============      =============      =============

                                                                 Small Company Value Fund                   Fixed Income Fund
                                                             --------------------------------      --------------------------------
                                                                        Year Ended                             Year Ended
                                                                10/31/98          10/31/97            10/31/98          10/31/97
                                                             -------------      -------------      -------------      -------------
Operations:
     Net investment income .............................     $     738,561      $     890,373      $   2,878,129      $   3,245,250
     Net realized gain on investments ..................           112,417         16,196,036          1,056,920            314,714
     Net change in unrealized appreciation
      on investments ...................................       (34,616,060)        55,151,733            484,233            168,816
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in net assets
      from operations ..................................       (33,765,082)        72,238,142          4,419,282          3,728,780
                                                             -------------      -------------      -------------      -------------
Dividends and Distributions to Shareholders from:
     Investment income:
      Class A ..........................................          (808,971)        (1,023,009)        (2,691,416)        (3,122,839)
      Class B ..........................................                --            (22,095)          (186,495)          (122,411)
     Realized gains on investments:
      Class A ..........................................       (15,177,402)        (8,883,595)                --                 --
      Class B ..........................................        (1,010,450)          (251,999)                --                 --
                                                             -------------      -------------      -------------      -------------
     Total Dividends and Distributions to Shareholders .       (16,996,823)       (10,180,698)        (2,877,911)        (3,245,250)
                                                             -------------      -------------      -------------      -------------
Capital Stock Transactions--(Net) Note D ...............         9,522,839          5,317,133         (5,987,911)          (370,950)
                                                             -------------      -------------      -------------      -------------
     Total increase (decrease) in net assets ...........       (41,239,066)        67,374,577         (4,446,540)           112,580
Net Assets:
     Beginning of year .................................       301,395,758        234,021,181         58,129,932         58,017,352
                                                             -------------      -------------      -------------      -------------
     End of year (including undistributed net
      investment income of $657,647 and $832,780
      for the Small Company Value Fund at 10/31/98
      and 10/31/97, respectively, and $218 for
      the Fixed Income Fund at 10/31/98) ...............     $ 260,156,692      $ 301,395,758      $  53,683,392      $  58,129,932
                                                             =============      =============      =============      =============

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                       Municipal Trust Fund
                                                                --------------------------------
                                                                           Year Ended
                                                                  10/31/98            10/31/97
                                                                ------------        ------------
Operations:
     Net investment income ..............................       $  1,519,223        $  1,642,523
     Net realized gain on investments ...................            454,476             279,215
     Net change in unrealized appreciation on investments            549,834             746,848
                                                                ------------        ------------
     Net increase in net assets from operations .........          2,523,533           2,668,586
                                                                ------------        ------------
Dividends and Distributions to Shareholders from:
     Investment income:
      Class A ...........................................         (1,489,223)         (1,623,296)
      Class B ...........................................            (30,000)            (19,227)
                                                                ------------        ------------
     Total Dividends and Distributions to Shareholders ..         (1,519,223)         (1,642,523)
                                                                ------------        ------------
Capital Stock Transactions--(Net) Note D ................          8,307,730          (3,884,712)
                                                                ------------        ------------
     Total increase (decrease) in net assets ............          9,312,040          (2,858,649)
Net Assets:
     Beginning of year ..................................         36,423,934          39,282,583
                                                                ------------        ------------
     End of year ........................................       $ 45,735,974        $ 36,423,934
                                                                ============        ============

See notes to financial statements.

Winthrop Focus Funds--Notes to Financial Statements October 31, 1998
-------------------------------------------------------------------------------

Note (A) Significant Accounting Policies. Winthrop Focus Funds ("Winthrop" or "Funds") operates as a series company currently consisting of five portfolios (the "Portfolios"): Winthrop Growth Fund, Winthrop Growth and Income Fund, Winthrop Small Company Value Fund, Winthrop Fixed Income Fund, and Winthrop Municipal Trust Fund. Winthrop, organized as a Massachusetts business trust on November 26, 1985, constitutes a diversified, open-end investment company which is registered under the Investment Company Act of 1940, as amended ("Act").

The investment objective of the Winthrop Growth Fund and the Winthrop Growth and Income Fund is long-term capital appreciation. The Winthrop Growth and Income Fund also seeks continuity of income. The investment objective of the Winthrop Small Company Value Fund is a high level of growth of capital. The Winthrop Fixed Income Fund aims to provide as high a level of total return as is consistent with capital preservation by investing principally in debt securities, including, without limitation, convertible and nonconvertible debt securities of foreign and domestic companies, including both well-known and established and new and lesser-known companies. The Winthrop Municipal Trust Fund's investment objective is to provide as high a level of total return as is consistent with capital preservation by investing principally in high grade tax-exempt municipal securities.

Each Fund offers two classes of shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Both classes have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Wood, Struthers & Winthrop Management Corp. (the "Advisor") is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. ("DLJ"). DLJ is an independently operated, indirect subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA-UAP ("AXA"), a member of a large French insurance group. AXA is indirectly controlled by a group of four French insurance companies.

The Funds account separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis. The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by Winthrop.

(1) Security Valuation: Securities and options traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the mean of the current bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities, except short-term securities, may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size, trading in similar groups of securities and any developments related to the specific securities. Short-term investments, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value.

(2) Repurchase Agreements: The Funds may enter into repurchase agreements with financial institutions, deemed to be credit worthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

--------------------------------------------------------------------------------

(3) Federal Income Taxes: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

(4) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

(5) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date.

(6) Deferred Organization Costs: The Municipal Trust Fund will reimburse the Advisor for costs incurred in connection with the Municipal Trust Fund's organization. The costs are being amortized on a straight-line basis over sixty months commencing July 28, 1993.

(7) Reclassification of Components of Net Assets: At October 31, 1998, the following reclassifications were recorded to reflect permanent book/tax differences: Growth Fund reduced capital paid-in $124,595; reduced accumulated net realized gain on investments $8,807; and reduced accumulated net investment loss $133,402. Small Company Value Fund reduced capital paid-in $15,214,346; reduced undistributed net investment income $104,723; and increased accumulated net realized gain on investments $15,319,069. These reclassifications had no effect on net assets or net asset value per share.

Note (B) Advisory and Distribution Services Agreement: Under its Advisory Agreement with Winthrop, the Advisor will provide investment advisory services and order placement facilities for Winthrop and pay all compensation of Trustees of Winthrop who are affiliated persons of the Advisor. The Advisor or its affiliates will also furnish Winthrop, without charge, management supervision and assistance and office facilities. Winthrop will pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund:
Growth Fund, .750 of 1% of the first $100,000,000, .500 of 1% of the balance; Growth and Income Fund, .750 of 1% of the first $75,000,000, .500 of 1% of the balance; Small Company Value Fund, .875 of 1% of the first $100,000,000, .750 of 1% of the next $100,000,000 and .625 of 1% of net assets in excess of $200,000,000; Fixed Income Fund, .625 of 1% of the first $100,000,000, .500 of
1% of the balance; and Municipal Trust Fund, .625 of 1% of the first $100,000,000, .500 of 1% of the balance. Such fees will be accrued daily and paid monthly.

For the year ended October 31, 1998, the Advisor reduced its management fees and reimbursed operating expenses by the amount that total fund operating expenses exceeded 1.00% of the average daily net assets of the Class A shares and 1.70% of the average daily net assets of the Class B shares of the Fixed Income Fund and the Municipal Trust Fund. For the period November 1, 1998 through October 31, 1999, the Advisor has agreed, with respect to both Funds, to continue to reduce its management fees and reimburse operating expenses by the amount that total fund operating expenses exceed 1.00% of the average daily net assets of each Fund's Class A shares and 1.70% of the average daily net assets of each Fund's Class B shares. After October 31, 1999, the Advisor may, in its sole discretion, determine to discontinue this practice with respect to both or either of such Funds. As a result of the voluntary assumption of expenses, the Advisor reimbursed the Fixed Income Fund and Municipal Trust Fund $164,206 and $165,742, respectively, during the year ended October 31, 1998.

Pursuant to Rule 12b-1 under the Act, Winthrop has entered into a Distribution Services Agreement (the "Agreement") with Donaldson, Lufkin & Jenrette Securities Corporation, Winthrop's Distributor, under which Winthrop pays a distribution services fee to the Distributor at an annual rate of .30 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B shares. Under the Agreement, each Fund is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, the Fund will not be obligated to pay additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit. In addition, the Agreement provides that the Advisor may use its own resources including fees from investment companies (including Winthrop) to finance the distribution of Winthrop's shares.

--------------------------------------------------------------------------------

Note (C) Investment Transactions: For federal income tax purposes, the cost of securities owned at October 31, 1998, was substantially the same as the cost of securities for financial statement purposes. At October 31, 1998, the components of the net unrealized appreciation (depreciation) on investments were as follows:

                                                  Growth      Growth and Income   Small Company     Fixed Income     Municipal Trust
                                                   Fund              Fund          Value Fund           Fund               Fund
                                              -------------     -------------     -------------     -------------     -------------
Gross appreciation (investments having an
  excess of value over cost) .............    $  46,237,316     $  69,293,051     $  63,618,790     $   1,792,185     $   1,849,884
Gross depreciation (investments having an
  excess of cost over value) .............       (1,219,607)       (4,632,973)       (2,376,749)          (13,326)           (1,097)
                                              -------------     -------------     -------------     -------------     -------------
Net unrealized appreciation
  of investments..........................    $  45,017,709     $  64,660,078     $  61,242,041     $   1,778,859     $   1,848,787
                                              =============     =============     =============     =============     =============

For the year ended October 31, 1998, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                                  Growth      Growth and Income   Small Company     Fixed Income     Municipal Trust
                                                   Fund              Fund          Value Fund           Fund               Fund
                                              -------------     -------------     -------------     -------------     -------------
Purchases ................................    $  24,043,129     $  65,018,296     $ 119,467,403     $  61,178,579     $  30,725,576
Sales ....................................       21,937,361        59,459,227       121,755,586        65,224,813        20,474,808


Note (D) Shares of Beneficial Interest: There is an unlimited number of shares ($0.01 par value) authorized. Transactions in shares of beneficial interest were as follows:

                                                         GROWTH FUND
                               ---------------------------------------------------------------
                                                    Year Ended October 31,
                                            1998                              1997
                               -----------------------------     -----------------------------
                                  Shares           Amount           Shares           Amount
                               ------------     ------------     ------------     ------------
Class A
Shares sold ...............         422,109     $  6,775,100          437,629     $  5,865,281
Shares issued through
  reinvestment of dividends
  and distributions .......         328,321        4,571,899          473,727        5,681,333
                               ------------     ------------     ------------     ------------
                                    750,430       11,346,999          911,356       11,546,614
                               ------------     ------------     ------------     ------------

Shares redeemed ...........        (570,317)      (9,018,140)        (582,439)      (7,873,990)
                               ------------     ------------     ------------     ------------
Net increase (decrease) ...         180,113     $  2,328,859          328,917     $  3,672,624
                               ============     ============     ============     ============

Class B
Shares sold ...............         405,245     $  6,311,194          474,191     $  6,445,214
Shares issued through
  reinvestment of dividends
  and distributions .......          48,496          672,194           25,191          300,539
                               ------------     ------------     ------------     ------------
                                    453,741        6,983,388          499,382        6,745,753
                               ------------     ------------     ------------     ------------

Shares redeemed ...........        (100,834)      (1,593,002)         (30,834)        (433,154)
                               ------------     ------------     ------------     ------------
Net increase ..............         352,907     $  5,390,386          468,548     $  6,312,599
                               ============     ============     ============     ============


                                                   GROWTH AND INCOME FUND
                               ---------------------------------------------------------------
                                                   Year Ended October 31,
                                           1998                              1997
                               -----------------------------     -----------------------------
                                  Shares           Amount           Shares           Amount
                               ------------     ------------     ------------     ------------
Class A
Shares sold ...............         644,179     $ 14,182,363          893,473     $ 16,234,868
Shares issued through
  reinvestment of dividends
  and distributions .......         360,571        7,446,447          645,324       10,634,266
                               ------------     ------------     ------------     ------------
                                  1,004,750       21,628,810        1,538,797       26,869,134
                               ------------     ------------     ------------     ------------

Shares redeemed ...........        (996,891)     (21,924,317)        (915,088)     (16,802,597)
                               ------------     ------------     ------------     ------------
Net increase (decrease) ...           7,859     $   (295,507)         623,709     $ 10,066,537
                               ============     ============     ============     ============

Class B
Shares sold ...............         597,420     $ 13,125,998          614,345     $ 11,255,686
Shares issued through
  reinvestment of dividends
  and distributions .......          54,492        1,126,775           42,360          694,854
                               ------------     ------------     ------------     ------------
                                    651,912       14,252,773          656,705       11,950,540
                               ------------     ------------     ------------     ------------

Shares redeemed ...........        (154,355)      (3,339,484)         (58,047)      (1,117,214)
                               ------------     ------------     ------------     ------------
Net increase ..............         497,557     $ 10,913,289          598,658     $ 10,833,326
                               ============     ============     ============     ============

--------------------------------------------------------------------------------

                                                   SMALL COMPANY VALUE FUND
                                ---------------------------------------------------------------
                                                    Year Ended October 31,
                                            1998                              1997
                                -----------------------------     -----------------------------
                                   Shares           Amount           Shares           Amount
                                ------------     ------------     ------------     ------------
Class A
Shares sold ................       1,284,225     $ 27,801,004        1,563,609     $ 32,372,641
Shares issued through
   reinvestment of dividends
   and distributions .......         687,065       14,965,287          520,341        9,336,451
                                ------------     ------------     ------------     ------------
                                   1,971,290       42,766,291        2,083,950       41,709,092
                                ------------     ------------     ------------     ------------

Shares redeemed ............      (1,922,814)     (41,663,984)      (2,325,116)     (45,822,643)
                                ------------     ------------     ------------     ------------
Net increase (decrease) ....          48,476     $  1,102,307         (241,166)    $ (4,113,551)
                                ============     ============     ============     ============

Class B
Shares sold ................         518,740     $ 11,401,502          488,038     $ 10,257,289
Shares issued through
   reinvestment of dividends
   and distributions .......          45,728          985,428           14,941          266,712
                                ------------     ------------     ------------     ------------
                                     564,468       12,386,930          502,979       10,524,001
                                ------------     ------------     ------------     ------------

Shares redeemed ............        (201,585)      (3,966,398)         (50,994)      (1,093,317)
                                ------------     ------------     ------------     ------------
Net increase ...............         362,883     $  8,420,532          451,985     $  9,430,684
                                ============     ============     ============     ============


                                                      FIXED INCOME FUND
                                ---------------------------------------------------------------
                                                    Year Ended October 31,
                                            1998                              1997
                                -----------------------------     -----------------------------
                                   Shares           Amount           Shares           Amount
                                ------------     ------------     ------------     ------------
Class A
Shares sold ................        864,157     $  8,849,660        1,007,188     $ 10,106,275
Shares issued through
   reinvestment of dividends
   and distributions .......        203,755        2,089,567          227,876        2,280,614
                               ------------     ------------     ------------     ------------
                                  1,067,912       10,939,227        1,235,064       12,386,889
                               ------------     ------------     ------------     ------------

Shares redeemed ............     (1,883,198)     (19,273,927)      (1,447,949)     (14,465,843)
                               ------------     ------------     ------------     ------------
Net increase (decrease) ....       (815,286)    $ (8,334,700)        (212,885)    $ (2,078,954)
                               ============     ============     ============     ============

Class B
Shares sold ................        343,505     $  3,539,007          234,034     $  2,345,418
Shares issued through
   reinvestment of dividends
   and distributions .......         14,055          144,410            9,475           94,809
                               ------------     ------------     ------------     ------------
                                    357,560        3,683,417          243,509        2,440,227
                               ------------     ------------     ------------     ------------

Shares redeemed ............       (130,535)      (1,336,628)         (73,268)        (732,223)
                               ------------     ------------     ------------     ------------
Net increase ...............        227,025     $  2,346,789          170,241     $  1,708,004
                               ============     ============     ============     ============

                                                     MUNICIPAL TRUST FUND
                                ---------------------------------------------------------------
                                                    Year Ended October 31,
                                            1998                              1997
                                -----------------------------     -----------------------------
                                   Shares           Amount           Shares           Amount
                                ------------     ------------     ------------     ------------
Class A
Shares sold ................       1,397,039     $ 14,495,430          620,191     $  6,261,100
Shares issued through
   reinvestment of dividends
   and distributions .......         118,197        1,231,297          124,371        1,258,384
                                ------------     ------------     ------------     ------------
                                   1,515,236       15,726,727          744,562        7,519,484
                                ------------     ------------     ------------     ------------

Shares redeemed ............        (795,577)      (8,279,965)      (1,134,519)     (11,447,099)
                                ------------     ------------     ------------     ------------
Net increase (decrease) ....         719,659     $  7,446,762         (389,957)    $ (3,927,615)
                                ============     ============     ============     ============

Class B
Shares sold ................          82,622     $    859,779           36,704     $    373,121
Shares issued through
   reinvestment of dividends
   and distributions .......           1,368           14,267            1,332           13,451
                                ------------     ------------     ------------     ------------
                                      83,990          874,046           38,036          386,572
                                ------------     ------------     ------------     ------------

Shares redeemed ............          (1,256)         (13,078)         (33,844)        (343,669)
                                ------------     ------------     ------------     ------------
Net increase ...............          82,734     $    860,968            4,192     $     42,903
                                ============     ============     ============     ============

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented. This information has been derived from information provided in the financial statements.

                                  Net
                              Realized and             Distribu-  Net                            Ratio of     Ratio of
         Net Asset              Unrealized  Dividends     tions   Asset              Net Assets  Expenses Net Investment
          Value,       Net      Gains or    from Net     from    Value,               End of     to Average  Income(Loss) Portfolio
        Beginning  Investment (Losses) on  Investment  Capital    End       Total     Period         Net      to Average  Turnover
        of Period Income(Loss) Securities Income(Loss)  Gains  of Period   Return+ (000 omitted)  Assets(2)  Net Assets(2)  Rate
        --------- ------------ ---------- ------------  -----  ---------   ------- -------------  ---------  -------------  ----
Growth Fund--Years Ended October 31,
Class A
1998        $14.56   ($ 0.003)*  $  2.882   ($ 0.017)  ($ 0.902)  $ 16.52     21.00%    $ 97,078      1.29%     (0.02%)      21.0%
1997         12.69      0.028       3.065     (0.048)    (1.175)    14.56     26.48       82,926      1.36       0.21        41.1
1996         11.35      0.053       2.107     (0.038)    (0.782)    12.69     20.32       68,096      1.48       0.47        60.6
1995         10.82      0.037       1.190     (0.012)    (0.685)    11.35     12.21       55,946      1.63       0.35       101.7
1994         10.97      0.014       0.435         --     (0.599)    10.82      4.15       52,455      1.65       0.06        28.2
Class B (3)
1998         14.41     (0.115)*     2.857         --     (0.902)    16.25     20.20       17,438      1.99      (0.72)       21.0
1997         12.63     (0.030)      3.016     (0.031)    (1.175)    14.41     25.66       10,378      2.06      (0.51)       41.1
1996         11.88     (0.013)      0.763         --         --     12.63      6.40        3,177      2.17 (1)  (0.34) (1)   60.6

Growth and Income Fund--Years Ended October 31,
Class A
1998        $20.09    $ 0.202*   $  3.509   ($ 0.170)  ($ 1.031)  $ 22.60     19.14%    $163,936      1.13%      0.92%       32.7%
1997         17.18      0.211       4.588     (0.214)    (1.675)    20.09     30.53      145,586      1.22       1.15        19.8
1996         14.57      0.266       2.935     (0.241)    (0.350)    17.18     22.60      113,803      1.36       1.68        44.0
1995         13.38      0.254       1.769     (0.266)    (0.567)    14.57     16.10       87,975      1.58       1.94        31.8
1994         13.42      0.244       0.358     (0.223)    (0.419)    13.38      4.58       67,020      1.64       1.88        25.9
Class B (3)
1998         20.06      0.045*      3.500     (0.024)    (1.031)    22.55     18.29       33,325      1.83       0.22        32.7
1997         17.15      0.079       4.577     (0.071)    (1.675)    20.06     29.59       19,664      1.92       0.39        19.8
1996         16.05      0.136       1.109     (0.145)        --     17.15      7.67        6,545      1.99 (1)   1.06 (1)    44.0

Small Company Value Fund--Years Ended October 31,
Class A
1998        $23.34    $ 0.066*   ($ 2.548)  ($ 0.063)  ($ 1.255)  $ 19.54    (11.20)%   $237,873      1.29%      0.30%       41.5%
1997         18.41      0.073       5.661     (0.081)    (0.723)    23.34     32.48      283,001      1.35       0.37        21.1
1996         16.61      0.084       2.162     (0.037)    (0.409)    18.41     13.80      227,716      1.47       0.48        35.1
1995         15.65      0.035       1.621         --     (0.696)    16.61     11.10      202,730      1.64       0.23        25.1
1994         16.11      0.105       0.603     (0.026)    (1.142)    15.65      4.67      144,624      1.70      (0.04)       31.6
Class B (3)
1998         23.12     (0.089)*    (2.546)        --     (1.255)    19.23    (11.98)      22,284      1.99      (0.40)       41.5
1997         18.34     (0.021)      5.576     (0.052)    (0.723)    23.12     31.55       18,395      2.05      (0.32)       21.1
1996         17.41     (0.023)      0.953         --         --     18.34      5.28        6,305      2.15 (1)  (0.34) (1)   35.1

Fixed Income Fund--Years Ended October 31,
Class A
1998        $10.16    $ 0.531    $  0.300   ($ 0.531)        --   $ 10.46      8.46%    $ 47,834      1.00%      5.24%      114.0%
1997         10.07      0.575       0.090     (0.575)        --     10.16      6.84       54,755      1.00       5.74       119.3
1996         10.22      0.577      (0.150)    (0.577)        --     10.07      4.34       56,388      1.00       5.72        90.2
1995          9.66      0.588       0.560     (0.588)        --     10.22     12.23       53,885      1.00       5.90        66.1
1994         10.93      0.567      (1.027)    (0.567)    (0.243)     9.66     (4.37)      39,150      0.93       5.58        55.9
Class B (3)
1998         10.16      0.456       0.300     (0.456)        --     10.46      7.71        5,849      1.70       4.50       114.0
1997         10.07      0.504       0.090     (0.504)        --     10.16      6.10        3,375      1.70       4.99       119.3
1996         10.22      0.339      (0.150)    (0.339)        --     10.07      2.23        1,629      1.70 (1)   5.03 (1)    90.2

Municipal Trust Fund--Years Ended October 31,
Class A
1998        $10.29    $ 0.383    $  0.240   ($ 0.383)        --   $ 10.53      6.28%    $ 44,306      1.00%      3.78%       51.5%
1997         10.01      0.445       0.280     (0.445)        --     10.29      7.37       35,878      0.70       4.38        84.3
1996         10.06      0.425      (0.050)    (0.425)        --     10.01      3.83       38,794      0.80       4.26        79.3
1995          9.51      0.389       0.550     (0.389)        --     10.06     10.06       39,059      1.00       3.97        49.3
1994         10.10      0.365      (0.590)    (0.365)        --      9.51     (2.27)      34,470      0.83       3.71        42.5
Class B (3)
1998         10.29      0.318       0.240     (0.318)        --     10.53      5.54        1,430      1.70       3.04        51.5
1997         10.01      0.370       0.280     (0.370)        --     10.29      6.62          546      1.40       3.66        84.3
1996         10.12      0.248      (0.110)    (0.248)        --     10.01      1.42          489      1.23 (1)   3.81 (1)    79.3

----------
+ Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.
*    Based on average shares outstanding.
(1)  Annualized
(2) Net of voluntary assumption by Advisor of expenses, expressed as a percentage of average net assets, as follows: Fixed Income Fund Class A shares, .30%, .30%, .34%, .51%, and .67% for the years ended 10/31/98, 97,
     96, 95, and 94, respectively; Fixed Income Fund Class B shares, .30% and .30% for the years ended 10/31/98 and 97, respectively, and .34% (annualized) for the period 2/28/96 through 10/31/96; Municipal Trust Fund Class A shares, .41%, .74%, .64%, .58%, and .77% for the years ended 10/31/98, 97, 96, 95, and 94, respectively, and Municipal Trust Fund Class B shares, .41% and .74% for the years ended 10/31/98 and 97, and .64% (annualized) for the period 2/28/96 through 10/31/96.
(3)  Winthrop commenced offering Class B shares on February 28, 1996.

Report of Ernst & Young LLP, Independent Auditors
-------------------------------------------------------------------------------
Shareholders and Board of Trustees
Winthrop Focus Funds

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Winthrop Focus Funds (comprising, respectively, Winthrop Fixed Income Fund, Winthrop Growth Fund, Winthrop Growth and Income Fund, Winthrop Municipal Trust Fund and Winthrop Small Company Value Fund) as of October 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting Winthrop Focus Funds at October 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

New York, New York
December 10, 1998

Winthrop Focus Funds --Tax Information (unaudited)
-------------------------------------------------------------------------------

We are required by Subchapter M of the Internal Revenue Code of 1986 to advise you as to the federal tax status of distributions received by shareholders during the Funds' fiscal year ended October 31, 1998. Accordingly, we are advising you that the following distributions paid during the fiscal year by the Funds were derived from the following sources:

                                                                                        Ordinary Income
                                                                                    Distributions per Share
                                                                                    ------------------------
                                                    Tax          Alternative        From          From           From
                                                   Exempt        Minimum Tax      Investment    Short-Term      Long-Term
Fund                                               Income*         Income           Income     Capital Gains  Capital Gains
----                                               -------         ------           ------     -------------  -------------
Winthrop Growth Fund-Class A                       $   --          $   --         $   0.017      $   0.367      $   0.535
Winthrop Growth Fund-Class B                           --              --               --           0.367          0.535
Winthrop Growth and Income Fund-Class A                --              --             0.170          0.058          0.973
Winthrop Growth and Income Fund-Class B                --              --             0.024          0.058          0.973
Winthrop Small Company Value Fund-Class A              --              --             0.063          0.567          0.688
Winthrop Small Company Value Fund-Class B              --              --               --           0.567          0.688
Winthrop Fixed Income Fund-Class A                     --              --             0.528            --             --
Winthrop Fixed Income Fund-Class B                     --              --             0.454            --             --
Winthrop Municipal Trust Fund-Class A                0.340           0.041            0.002            --             --
Winthrop Municipal Trust Fund-Class B                0.282           0.034            0.002            --             --

------------------
* Federally exempt interest dividends

Because each Fund's fiscal year is not the calendar year, calendar year taxpayers should use dollar amounts and the nature of those amounts referenced on Form 1099-DIV which will be mailed to you in late January, 1999. Included with your 1099-DIV will be a notice identifying the percentage of ordinary income dividends paid in 1998 which were derived from Federal obligations. In addition, for use by our Winthrop Municipal Trust shareholders, a schedule referencing the source of federal tax exempt income identified by state will be provided. Shareholders are advised to consult their own tax advisors with respect to the tax consequenes of their investments in each Fund.

                              WINTHROP FOCUS FUNDS
                                 (800) 225-8011

                                   TRUSTEES

           G. Moffett Cochran    Carl B. Menges    William C. Simpson
             Robert L. Bast     John J. Sheehan      Peter F. Krogh
             James A. Engle     Dennis G. Little     Stephen K. West
               Stig Host       William H. Mathers

                                    OFFICERS

                   G. Moffett Cochran, Chairman and President
                        Sam M. D'Agostino, Vice President
                         James A. Engle, Vice President
              Martin Jaffe, Vice President, Treasurer and Secretary
                        Richard J. Hanlon, Vice President
                        Cathy A. Jameson, Vice President
                        Brian A. Kammerer, Vice President
                      Marybeth B. Leithead, Vice President
                        Hugh M. Neuburger, Vice President
                         Roger W. Vogel, Vice President

                               INVESTMENT ADVISOR

                   Wood Struthers & Winthrop Management Corp.
       An Investment Management Subsidiary of Donaldson, Lufkin & Jenrette
                       277 Park Avenue, New York, NY 10172

                                    CUSTODIAN

                                 Citibank, N.A.
                       111 Wall Street, New York, NY 10043

                                 TRANSFER AGENT

                    First Data Investor Services Group, Inc.
                       P.O. Box 61503 (3200 Horizon Drive)
                         King of Prussia, PA 19406-0903

                                   DISTRIBUTOR

               Donaldson, Lufkin & Jenrette Securities Corporation
                       277 Park Avenue, New York, NY 10172

                              INDEPENDENT AUDITORS

                                Ernst & Young LLP
                     787 Seventh Avenue, New York, NY 10019

                                  LEGAL COUNSEL

                               Sullivan & Cromwell
                      125 Broad Street, New York, NY 10004

   This report is submitted for the general information of the stockholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which should be read carefully before investing.


                           WOOD, STRUTHERS & WINTHROP

                                ESTABLISHED 1871

                                     [LOGO]

                       INVESTMENT MANAGEMENT SUBSIDIARY OF

                          DONALDSON, LUFKIN & JENRETTE
                             SECURITIES CORPORATION

                             (THE FUND DISTRIBUTOR)

                                   WFF-2 12/98


                             [LOGO] WINTHROP [LOGO]
                                    --------
                                  MUTUAL FUNDS


                           WINTHROP FIXED INCOME FUND

                              WINTHROP GROWTH FUND

                        WINTHROP GROWTH AND INCOME FUND

                         WINTHROP MUNICIPAL TRUST FUND

                       WINTRHOP SMALL COMPANY VALUE FUND

                                OCTOBER 31, 1998


                                     ANNUAL
                                     REPORT

================================================================================